                                      UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       FORM N-CSR

                       CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                             MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09481

                        HUNTINGTON VA FUNDS
                  (Exact name of registrant as specified in charter)

                        5800 Corporate Drive
                  Pittsburgh, Pennsylvania 15237-7010
                  (Address of principal executive offices)

                        Ronald J. Corn, Esq.
                        The Huntington National Bank
                        41 South High Street
                        Columbus, Ohio 43287
                        (Name and address of agent for service)

                        Copies to:
                        David C. Mahaffey, Esq.
                        Sullivan  & Worcester LLP
                        1666 K Street, N.W.
                        Washington, DC  20006

Registrant's telephone number, including area code:  1-800-253-0412

Date of fiscal year end:  December 31

Date of reporting period: June 30, 2005

Item 1. Reports to Stockholders.

[Logo of Huntington VA Funds]

Semi-Annual
Shareholder
Report

Equity Funds
 Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Small Cap Fund

Income Funds
 Huntington VA Mortgage Securities Fund

JUNE 30, 2005

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation		Percentage of Net Assets

Common Stock (includes 10.6% Real Estate Investment Trusts)		50.6%
Preferred Stock (includes 2.7% Real Estate Investment Trusts)		41.9%
Other Investments		5.8%
Exchange Traded Funds	3.5%
Collateral for Securities Lending	2.3%
Cash[1]		3.6%
Liabilities in Excess of Other Assets		(1.9)%
TOTAL		100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 50.6%
	Consumer Discretionary -- 4.7%
11,000	Brunswick Corp.	$ 476,520
2,000	Fortune Brands, Inc.	177,600
15,000	Leggett & Platt, Inc.	398,700
8,000	Sherwin-Williams Co.	376,720
14,000	The Walt Disney Co.	352,520

		1,782,060

	Consumer Staples -- 1.1%
13,000	Archer-Daniels-Midland Co.	277,940
2,000	Molson Coors Brewing Co., Class B	124,000

		401,940

	Energy -- 4.3%
11,000	ConocoPhillips	632,390
10,000	Exxon Mobil Corp.	574,700
6,500	Unocal Corp.	422,825

		1,629,915

	Financials -- 15.5%
10,000	Ace Ltd.	448,500
3,750	Allstate Corp.	224,063
13,000	Bank of America Corp.	592,930
2,000	Chubb Corp.	171,220
9,000	Hartford Financial Services Group, Inc.	673,020
15,000	Jefferson-Pilot Corp.	756,299
20,500	KeyCorp	679,575
8,000	Lincoln National Corp.	375,360
6,000	Morgan Stanley Dean Witter & Co.	314,820
11,500	Safeco Corp.	624,910
11,000	Wachovia Corp.	545,600
13,000	Washington Mutual, Inc.	528,970

		5,935,267

	Health Care -- 3.9%
26,500	Bristol-Myers Squibb Co.	$ 661,970
18,500	Merck & Co., Inc.	569,800
14,500	PerkinElmer, Inc.	274,050

		1,505,820

	Industrials -- 3.1%
5,000	Burlington Northern Santa Fe Corp.	235,400
9,000	Deere & Co.	589,410
6,250	Northrop Grumman Corp.	345,313

		1,170,123

	Materials -- 1.6%
9,000	Ball Corp.	323,640
8,000	Georgia Pacific Corp.	254,400
1,000	The Dow Chemical Co.	44,530

		622,570

	Real Estate Investment Trusts -- 10.6%
4,000	Bedford Property Investors, Inc.	92,080
4,000	CBL & Associates Properties, Inc.	172,280
7,000	Colonial Properties Trust	308,000
11,000	Commercial NET Lease Realty	225,170
8,500	Equity Inns, Inc.	113,050
8,500	Equity Office Properties Trust	281,350
8,500	Equity Residential Properties Trust	312,970
7,000	First Industrial Realty Trust, Inc.	279,300
2,000	General Growth Properties	82,180
4,000	Health Care Real Estate Investment Trust, Inc.	150,760
5,500	Heritage Property Investment	192,610
4,000	Home Properties, Inc.	172,080
3,500	Hospitality Properties Trust	154,245
1,000	Kimco Realty Corp.	58,910
8,000	Liberty Property Trust	354,480
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
9,000	Mid-America Apartment Communities, Inc.	$ 408,780
8,000	New Plan Excel Realty Trust	217,360
1,000	Parkway Properties, Inc.	50,010
4,500	Simon Property Group, Inc.	326,205
3,500	Thornburg Mortgage, Inc. (c)	101,955

		4,053,775

	Technology -- 2.2%
13,000	Intel Corp.	338,780
13,000	Nokia Corp. ADR	216,320
14,000	Sabre Holdings Corp., Class A	279,300

		834,400

	Telecommunications -- 1.7%
17,000	AT&T Corp.	323,680
14,000	SBC Communications, Inc.	332,500

		656,180

	Utilities -- 1.9%
6,000	American Electric Power Co., Inc.	221,220
9,000	Kinder Morgan Energy Partners LP (c)	458,280
2,500	Nisource, Inc.	61,825

		741,325

	Total Common Stocks (Cost $18,111,545)	19,333,375

PREFERRED STOCKS -- 41.9%
	Consumer Discretionary -- 1.2%
15,000	The Walt Disney Co., 7.000%	392,850
2,000	Viacom, Inc., 7.250%	50,660

		443,510

	Financials -- 28.7%
25,000	ABN Amro Capital Funding Trust V, 5.900%	608,250
16,400	Ace Ltd., Series C, 7.800%	439,520
19,900	AMBAC Financial Group, 7.000%	522,574
19,100	ASBC Capital I, 7.625%	506,150
650	BancWest Capital I, 9.500%	16,725
3,000	Chubb Corp., 7.000%	95,280
23,700	Citigroup Capital Trust VIII, 6.950%	607,668
13,700	Comerica Capital Trust I, 7.600%	352,090
22,000	Compass Capital, 7.350%	572,000
7,600	Everest Re Capital Trust, 7.850%	202,464
15,000	Fleet Capital Trust VII, 7.200%	386,400
6,900	Fleet Capital Trust VIII, 7.200%	179,124
10,000	Ford Motor Credit, 7.375%	217,400
9,000	General Electric Capital Corp., 6.100%	233,100
4,000	Goldman Sachs Group, Inc., Class A, 3.910%	99,680

	Financials -- (continued)
13,900	Hartford Life Capital II, Series B, 7.625%	$ 359,176
20,000	J.P. Morgan Chase & Co., Series X, 7.000%	520,000
8,000	Lehman Brothers Holdings, Inc., 6.500%	207,600
10,000	Lincoln National Capital V, Series E, 7.650%	260,900
21,000	Merrill Lynch Capital Trust V, 7.280%	562,170
21,100	Morgan Stanley Capital Trust II, 7.250%	546,068
26,000	National Commerce Capital Trust II, 7.700%	678,340
18,000	Partnerre Capital Trust I, 7.900%	467,280
12,400	PLC Capital Trust, 7.250%	324,880
1,900	Provident Financial Group, Inc., 8.375%	51,376
7,300	RenaissanceRe Holdings Ltd., Series B, 7.300%	191,479
17,600	SLM Corp., 6.000%	440,000
13,900	St. Paul Capital Trust, 7.600%	365,014
5,000	Suntrust Capital IV, 7.125%	129,000
1,300	Torchmark Capital Trust I, 7.750%	34,424
5,000	Travelers Property Casualty Corp., 4.500%	111,900
27,000	Wells Fargo Capital Trust II, 7.000%	697,680

		10,985,712

	Health Care -- 1.6%
23,000	Aetna, Inc., 8.500%	600,530

	Real Estate Investment Trusts -- 2.7%
1,400	Equity Residential Properties, Series D, 8.600%	37,282
10,000	HRPT Properties Trust, Series A, 9.875%	260,800
4,000	Prologis Trust, Series F, 6.750%	101,760
25,000	Public Storage, Series R, 8.000%	650,000

		1,049,842

	Telecommunications -- 0.9%
14,000	SBC Communications, Inc., 7.000%	358,540

	Utilities -- 6.8%
16,400	BGE Capital Trust II, 6.200%	423,120
10,000	Consolidated Edison Co., Inc., 7.500%	258,200
19,000	Dominion CNG Capital Trust I, 7.800%	497,420
12,000	Energy East Capital Trust I, 8.250%	315,000
22,000	Entergy LA, Inc., 7.600%	576,620
20,000	Georgia Power Capital, 7.125%	522,400

		2,592,760

	Total Preferred Stocks (Cost $16,325,460)	16,030,894

Shares or Principal Amount		Value

MUTUAL FUNDS -- 3.5%
	Exchange Traded Funds -- 3.5%
16,500	AMEX Technology SPDR	$ 328,845
8,500	SPDR Trust Series 1 Index Fund (c)	1,012,520

	Total Mutual Funds (Cost $1,227,729)	1,341,365

CASH EQUIVALENT -- 3.6%
1,378,064	Huntington Money Market Fund, Interfund Shares*	1,378,064

	Total Cash Equivalent (Cost $1,378,064)	1,378,064

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 2.3%
	Commercial Paper -- 0.1%
$ 15,944	Park Granada LLC, 3.300%, 7/12/05	15,944
12,827	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	12,827
8,997	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	8,997

		37,768

	Mutual Funds -- 0.0%
445	JP Morgan Institutional Prime Money Market Fund	445

	Repurchase Agreements -- 1.1%
127,644	JP Morgan Securities, 3.410%, 7/1/05	127,644
127,644	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	127,644
175,834	UBS Warburg LLC, 3.400%, 7/1/05	175,834

		431,122

	Variable Rate Obligations -- 1.1%
31,892	Bankone Class A 2004-4, 3.260%, 7/15/05	31,892
19,151	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	19,151
15,944	Bayerische Landesbk NY, 3.310%, 7/19/05	15,944
21,734	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	21,734
12,560	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	12,560

Principal Amount		Value

	Variable Rate Obligations -- (continued)
$ 10,244	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	$ 10,244
31,889	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	31,889
15,944	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	15,944
27,435	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	27,435
8,106	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	8,106
6,681	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	6,681
19,151	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	19,151
17,637	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	17,637
15,944	Deutsche Bank, 3.568%, 7/1/05	15,944
17,191	Discover CMT I 2001-2, 3.268%, 7/15/05	17,191
15,944	Discover CMT I 2003-1, 3.280%, 7/15/05	15,944
31,844	HBOS Treasury Services PLC, 3.510%, 9/30/05	31,844
31,844	JP Morgan & Co., Inc., 3.388%, 9/2/05	31,844
6,413	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	6,413
38,302	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	38,302
25,565	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	25,565

		421,415

	Total Short-Term Securities Held as Collateral For Securities Lending (Cost $890,750)	890,750

	Total Investments (Cost $37,933,548) (a) -- 101.9%	38,974,448
	Liabilities in Excess of Other Assets -- (1.9)%	(729,586)

	Net Assets -- 100.0%	$38,244,862

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Technology	21.3%
Health Care	18.0%
Consumer Staples	15.1%
Energy	11.0%
Industrials	11.0%
Cash[1]	10.3%
Consumer Discretionary	6.7%
Materials	2.6%
Financials	2.2%
Other Investments (Exchange Traded Funds)	1.2%
Telecommunications	0.6%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 88.5%
	Consumer Discretionary -- 6.7%
1,859	Carnival Corp.	$ 101,408
14,278	Home Depot, Inc.	555,414
3,839	Kohl’s Corp. (b)	214,638
5,203	Liberty Media Corp. (b)	53,019
1,931	Media General, Inc.	125,052
7,677	Time Warner, Inc. (b)	128,283
2,408	Viacom, Inc.	77,104

		1,254,918

	Consumer Staples -- 15.1%
7,500	Anheuser Busch Cos., Inc.	343,125
4,248	Colgate-Palmolive Co.	212,018
3,112	J.M. Smuckers Co.	146,077
6,000	PepsiCo, Inc.	323,580
9,928	Procter & Gamble Co.	523,702
10,675	SYSCO Corp.	386,328
3,441	Wal-Mart Stores, Inc.	165,856
8,060	Walgreen Co.	370,679
5,290	William Wrigley Jr. Co.	364,164

		2,835,529

	Energy -- 11.0%
7,217	Anadarko Petroleum Corp.	592,877
5,000	Exxon Mobil Corp.	287,350
5,000	Kinder Morgan, Inc.	416,000
5,000	Occidental Petroleum Corp.	384,650
5,000	Schlumberger, Ltd.	379,700

		2,060,577

	Financials -- 2.2%
2,591	American Express Co.	137,919
1	Berkshire Hathaway, Inc. (b)	83,500
1,457	St. Paul Cos., Inc.	57,595

	Financials -- (continued)
3,383	Washington Mutual, Inc.	$ 137,654

		416,668

	Health Care -- 18.0%
2,691	Abbott Laboratories	131,886
5,000	Amgen, Inc. (b)	302,300
7,500	Baxter International, Inc.	278,250
2,700	Dentsply International, Inc.	145,800
269	Hospira, Inc. (b)	10,491
2,290	IMS Health, Inc.	56,723
7,000	Invacare Corp.	310,520
5,977	Johnson & Johnson	388,504
1,968	Medco Health Solutions, Inc. (b)	105,012
2,015	Medtronic, Inc.	104,357
5,622	Merck & Co., Inc.	173,158
2,648	Millipore Corp. (b)	150,221
13,122	Pfizer, Inc.	361,905
8,433	Schering-Plough Corp.	160,733
6,530	Stryker Corp.	310,567
5,465	Wyeth	243,193
2,000	Zimmer Holdings, Inc. (b)	152,340

		3,385,960

	Industrials -- 11.0%
6,337	Avery Dennison Corp.	335,608
10,200	Cintas Corp.	393,720
24,245	General Electric Co.	840,089
6,136	Illinois Tool Works, Inc.	488,916

		2,058,333

	Materials -- 2.6%
5,205	Du Pont (E.I.) de Nemours & Co.	223,867
8,029	Ecolab, Inc.	259,818

		483,685

COMMON STOCKS -- (continued)
	Technology -- 21.3%
7,684	Analog Devices, Inc.	$ 286,690
663	Applied Materials, Inc. (b)	10,727
7,887	Automatic Data Processing, Inc.	331,017
14,594	Cisco Systems, Inc. (b)	278,891
10,000	Computer Sciences Corp. (b)	437,000
8,698	Dell, Inc. (b)	343,658
620	EMC Corp. (b)	8,500
6,712	Hewlett Packard Co.	157,799
15,574	Intel Corp.	405,858
2,999	International Business Machines Corp.	222,526
7,500	Iron Mountain, Inc. (b)	232,650
260	Liberty Global, Inc.	12,134
29,508	Microsoft Corp.	732,980
6,100	Molex, Inc.	158,844
342	Network Appliance, Inc. (b)	9,668
8,620	Oracle Corp. (b)	113,784
6,930	Qualcomm, Inc.	228,759
2,201	Solectron Corp. (b)	8,342
1,493	Texas Instruments, Inc.	41,909

		4,021,736

	Telecommunications -- 0.6%
4,308	Vodafone Group PLC.	$ 104,771

	Utilities -- 0.0%
187	Duke Energy Corp.	5,560

	Total Common Stocks (Cost $15,741,786)	16,627,737

MUTUAL FUNDS -- 1.2%
	Exchange Traded Funds -- 1.2%
2,675	NASDAQ 100 Index Fund	98,413
1,020	SPDR Trust Series 1 Index Fund	121,503

	Total Mutual Funds (Cost $177,194)	219,916

CASH EQUIVALENT -- 10.3%
1,935,309	Huntington Money Market Fund, Interfund Shares*	1,935,309

	Total Cash Equivalent (Cost $1,935,309)	1,935,309

	Total Investments (Cost $17,854,289) (a) -- 100.0%	18,782,962
	Other Assets in Excess of Liabilities -- 0.0%	8,591

	Net Assets -- 100.0%	$ 18,791,553

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Financials	35.9%
Consumer Discretionary	12.0%
Energy	9.6%
Health Care	8.9%
Technology	7.6%
Industrials	7.6%
Utilities	5.5%
Telecommunications	5.0%
Materials	3.7%
Other Investments (Collateral for Securities Lending)	2.8%
Consumer Staples	2.7%
Real Estate Investment Trusts	2.1%
Cash[1]	0.6%
Liabilities in Excess of Other Assets	(4.0)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 100.6%
	Consumer Discretionary -- 12.0%
16,000	Comcast Corp., Special Class A (b)	$ 479,200
7,600	Fortune Brands, Inc.	674,880
5,000	Gannett Co., Inc.	355,650
20,100	Genuine Parts Co.	825,909
10,700	May Department Stores Co.	429,712
25,300	Pearson PLC ADR	300,564
15,100	Thompson Corp.	507,511
6,400	V.F. Corp.	366,208

		3,939,634

	Consumer Staples -- 2.7%
8,200	ConAgra Foods, Inc.	189,912
4,100	Molson Coors Brewing Co., Class B	254,200
23,100	Sara Lee Corp.	457,611

		901,723

	Energy -- 9.6%
15,200	ChevronTexaco Corp.	849,984
15,600	ConocoPhillips	896,844
12,500	Occidental Petroleum Corp.	961,625
6,900	Royal Dutch Petroleum Co. ADR	447,810

		3,156,263

	Financials -- 35.9%
22,500	AmSouth Bancorporation	585,000
25,300	Bank of America Corp.	1,153,933
18,300	BB&T Corp.	731,451
26,000	Citigroup, Inc.	1,201,980
10,300	Comerica, Inc.	595,340
27,000	J.P. Morgan Chase & Co.	953,640

	Financials -- (continued)
20,000	Lincoln National Corp.	$ 938,400
35,000	MBNA Corp.	915,600
30,700	National City Corp.	1,047,484
26,800	Regions Financial Corp.	907,984
6,600	SunTrust Banks, Inc.	476,784
18,400	Unitrin, Inc.	903,440
9,100	Wachovia Corp.	451,360
23,000	Washington Mutual, Inc. (c)	935,870

		11,798,266

	Health Care -- 8.9%
24,600	Bristol-Myers Squibb Co.	614,508
22,800	Merck & Co., Inc.	702,240
38,400	Pfizer, Inc.	1,059,072
12,600	Wyeth	560,700

		2,936,520

	Industrials -- 7.6%
23,000	General Electric Co.	796,950
14,700	Pitney Bowes, Inc.	640,185
30,900	R.R. Donnelley & Sons Co.	1,066,359

		2,503,494

	Materials -- 3.7%
11,100	Monsanto Co.	697,857
8,500	PPG Industries, Inc.	533,460

		1,231,317

	Real Estate Investment Trusts -- 2.1%
11,700	Equity Office Properties Trust	387,270
8,600	Equity Residential Properties Trust	316,652

		703,922

Shares or Principal Amount		Value

COMMON STOCKS -- (continued)
	Technology -- 7.6%
9,300	Automatic Data Processing, Inc.	$ 390,321
7,900	Diebold, Inc.	356,369
9,800	First Data Corp.	393,372
18,800	Intel Corp.	489,928
16,200	Microsoft Corp.	402,408
28,300	Nokia Corp.	470,912

		2,503,310

	Telecommunications -- 5.0%
15,700	Alltel Corp.	977,796
14,400	Sprint Corp.	361,296
9,400	Verizon Communications, Inc.	324,770

		1,663,862

	Utilities -- 5.5%
10,800	Consolidated Edison, Inc.	505,872
19,200	Duke Energy Corp.	570,816
7,500	Exelon Corp.	384,975
14,800	Nisource, Inc.	366,004

		1,827,667

	Total Common Stocks (Cost $29,127,071)	33,165,978

CASH EQUIVALENT -- 0.6%
194,345	Huntington Money Market Fund, Interfund Shares*	194,345

	Total Cash Equivalent (Cost $194,345)	194,345

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 2.8%
	Commercial Paper -- 0.1%
$ 16,343	Park Granada LLC, 3.300%, 7/12/05	16,343
13,147	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	13,147
9,221	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	9,221

		38,711

	Mutual Funds -- 0.0%
457	JP Morgan Institutional Prime Money Market Fund	457

	Repurchase Agreements -- 1.4%
130,833	JP Morgan Securities, 3.410%, 7/1/05	130,833
130,833	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	130,833
180,226	UBS Warburg LLC, 3.400%, 7/1/05	180,226

		441,892

Principal Amount		Value

	Variable Rate Obligations -- 1.3%
$ 32,683	Bankone Class A 2004-4, 3.260%, 7/15/05	$ 32,683
19,630	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	19,630
16,343	Bayerische Landesbk NY, 3.310%, 7/19/05	16,343
22,277	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	22,277
12,873	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	12,873
10,500	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	10,500
32,685	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	32,685
16,343	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	16,343
28,120	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	28,120
8,308	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	8,308
6,848	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	6,848
19,630	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	19,630
18,077	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	18,077
16,343	Deutsche Bank, 3.568%, 7/1/05	16,343
17,621	Discover CMT I 2001-2, 3.268%, 7/15/05	17,621
16,343	Discover CMT I 2003-1, 3.280%, 7/15/05	16,343
32,640	HBOS Treasury Services PLC, 3.510%, 9/30/05	32,640
32,640	JP Morgan & Co., Inc., 3.388%, 9/2/05	32,640
6,574	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	6,574
39,259	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	39,259
26,203	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	26,203

		431,940

	Total Short-Term Securities Held as Collateral For Securities Lending (Cost $913,000)	913,000

	Total Investments (Cost $30,234,416) (a) -- 104.0%	34,273,323
	Liabilities in Excess of Other Assets -- (4.0)%	(1,307,206)

	Net Assets -- 100.0%	$32,966,117

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

United Kingdom	23.8%
Japan	15.7%
France	8.2%
Spain	5.2%
Germany	4.6%
Netherlands	4.5%
Switzerland	4.4%
Canada	2.7%
Ireland	2.7%
Singapore	2.6%
Netherlands Antilles	2.5%
Finland	2.4%
Mexico	2.2%
Sweden	2.0%
Hong Kong	1.7%
Brazil	1.6%
Taiwan	1.3%
India	1.0%
Other Assets in Excess of Liabilities	10.9%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 85.6%
	Brazil -- 1.6%
	Energy -- 1.6%
240	Petroleo Brasileiro SA ADR	$ 12,511

	Canada -- 2.7%
	Energy -- 1.5%
300	Encana Corp. ADR	11,877

	Industrials -- 1.2%
160	Canadian National Railway Co.	9,224

		21,101

	Finland -- 2.4%
	Materials -- 2.4%
1,000	UPM Kymmene OYJ ADR (b)	19,170

	France -- 8.2%
	Consumer Discretionary -- 4.1%
645	Axa ADR	16,067
590	Suez SA ADR	16,007

		32,074

	Consumer Staples -- 2.3%
1,040	Groupe Danone ADR	18,200

	Energy -- 1.8%
120	Total SA ADR	14,022

		64,296

	Germany -- 4.6%
	Consumer Discretionary -- 1.6%
50	Puma AG Rudolf Dassler Sport ADR	12,391

	Technology -- 3.0%
550	SAP AG ADR	$ 23,815

		36,206

	Hong Kong -- 1.7%
	Financials -- 1.7%
4,600	Bank of East Asia Ltd. ADR	13,581

	Ireland -- 2.7%
	Financials -- 2.7%
500	Allied Irish Banks PLC ADR	21,475

	Japan -- 14.5%
	Consumer Discretionary -- 4.2%
230	Canon, Inc. ADR	12,105
740	Matsushita Electric Industrial Co. Ltd. ADR	11,233
770	Shiseido Co. Ltd. ADR	9,728

		33,066

	Electronics -- 2.3%
1,150	Sharp Corp. ADR	17,996

	Financials -- 1.9%
1,740	Mitsubishi Tokyo Financial Group, Inc. ADR	14,755

	Health Care -- 1.9%
450	Eisai Co., Ltd. ADR	15,148

	Industrials -- 2.0%
500	Komatsu Ltd. ADR	15,540

COMMON STOCKS -- (continued)
	Technology -- 2.2%
200	Secom Co., Ltd. ADR	$ 17,219

		113,724

	Mexico -- 2.2%
	Consumer Discretionary -- 2.2%
403	Cemex SA ADR	17,095

	Netherlands -- 4.5%
	Consumer Discretionary -- 2.5%
691	ING Group NV ADR	19,383

	Industrials -- 2.0%
635	TPG NV ADR	16,097

		35,480

	Netherlands Antilles -- 2.5%
	Energy -- 2.5%
260	Schlumberger Ltd. ADR	19,744

	Singapore -- 2.6%
	Telecommunications -- 2.6%
1,264	Singapore Telecommunications Ltd. ADR (b)	20,751

	Spain -- 5.2%
	Financials -- 1.1%
550	Banco Bilbao Vizcaya SA ADR	8,448

	Telecommunications -- 2.3%
374	Telefonica SA ADR	18,308

	Utilities -- 1.8%
625	Endesa SA ADR	14,325

		41,081

	Sweden -- 2.0%
	Consumer Discretionary -- 2.0%
375	Electrolux AB, Series B ADR	15,991

	Switzerland -- 4.4%
	Health Care -- 2.6%
420	Novartis AG ADR	19,925

	Materials -- 1.8%
700	Syngenta AG ADR	14,273

		34,198

	United Kingdom -- 23.8%
	Consumer Discretionary -- 3.4%
760	Boots Group PLC ADR	16,592
600	Tesco PLC ADR	10,284

		26,876

	Consumer Staples -- 2.2%
460	Cadbury Schweppes PLC ADR	$ 17,632

	Energy -- 1.9%
235	BP Amoco PLC ADR	14,659

	Financials -- 1.5%
300	Barclays PLC ADR	11,982

	Health Care -- 2.5%
400	GlaxoSmithkline PLC ADR	19,404

	Industrials -- 6.3%
321	Bunzl PLC ADR	14,959
1,400	Pearson PLC ADR	16,632
915	Tomkins PLC ADR	17,404

		48,995

	Materials -- 3.9%
2,950	Filtrona PLC	12,849
145	Rio Tinto PLC ADR	17,678

		30,527

	Utilities -- 2.1%
925	Scottish & Southern Enegy PLC ADR	16,796

		186,871

	Total Common Stocks (Cost $642,097)	673,275

MUTUAL FUNDS -- 3.5%
	India -- 1.0%
	Management Investment Operation -- 1.0%
240	Morgan Stanley India Investment Fund	7,704

	Japan -- 1.2%
	Management Investment Operation -- 1.2%
950	iShares MSCI Japan Index Fund	9,633

	Taiwan -- 1.3%
	Management Investment Operation -- 1.3%
850	iShares MSCI Taiwan Index Fund	10,285

	Total Mutual Funds (Cost $25,903)	27,622

	Total Investments (Cost $668,000) (a) -- 89.1%	700,897
	Other Assets in Excess of Liabilities -- 10.9%	85,995

	Net Assets -- 100.0%	$ 786,892

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Technology	39.5%
Financials	30.9%
Consumer Discretionary	9.9%
Consumer Staples	6.9%
Cash[1]	3.8%
Industrials	3.5%
Materials	2.2%
Telecommunications	1.5%
Health Care	0.5%
Other Assets in Excess of Liabilities	1.3%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 94.9%
	Consumer Discretionary -- 9.9%
1,126	Carnival Corp.	$ 61,423
1,041	Circuit City Stores, Inc.	17,999
2,474	Ebay, Inc. (b)	81,667
1,826	Gap, Inc.	36,064
745	Genuine Parts Co.	30,612
1,117	Hilton Hotels Corp.	26,640
3,612	Home Depot, Inc.	140,506
1,428	Lowe’s Cos., Inc.	83,138
707	V.F. Corp.	40,455

		518,504

	Consumer Staples -- 6.9%
606	Brown-Forman Corp.	36,639
1,064	Coca-Cola Enterprises, Inc.	23,419
648	Molson Coors Brewing Co., Class B	40,176
515	Reynolds American, Inc.	40,582
5,312	The Coca-Cola Co.	221,775

		362,591

	Financials -- 30.9%
2,696	American Express Co.	143,508
1,066	AmSouth Bancorporation	27,716
4,119	Bank of America Corp.	187,868
1,064	BB&T Corp.	42,528
400	Bear Stearns Companies, Inc.	41,576
594	Capital One Financial Corp.	47,526
700	Compass Bancshares, Inc.	31,500
1,074	Countrywide Credit Industries, Inc.	41,467
1,533	E*Trade Group, Inc. (b)	21,447
711	First Horizon National Corp.	30,004
584	Franklin Resources, Inc.	44,956
834	Golden West Financial Corp.	53,693
1,017	Janus Capital Group, Inc.	15,296

	Financials -- (continued)
776	Marshall & Ilsley Corp.	$ 34,493
832	Principal Financial Group	34,861
748	Prologis Trust	30,100
1,200	Providian Financial Corp. (b)	21,156
1,116	Regions Financial Corp.	37,810
565	Simon Property Group, Inc.	40,957
790	SLM Corp.	40,132
887	SunTrust Banks, Inc.	64,077
604	T. Rowe Price Group, Inc.	37,810
2,606	The Charles Schwab Corp.	29,396
3,080	U.S. Bancorp	89,936
2,889	Wachovia Corp.	143,294
1,466	Washington Mutual, Inc.	59,652
2,854	Wells Fargo & Co.	175,749
587	Zions Bancorporation	43,162

		1,611,670

	Health Care -- 0.5%
708	Waters Corp. (b)	26,316

	Industrials -- 3.5%
588	Cooper Industries Ltd., Class A	37,573
541	Ingersoll Rand Co.	38,600
1,005	Raytheon Co.	39,316
754	Rockwell International Corp.	36,727
770	Ryder System, Inc.	28,182

		180,398

	Materials -- 2.2%
863	Freeport-McMoran Copper & Gold, Inc., Class B	32,311
479	Phelps Dodge Corp.	44,307
642	PPG Industries, Inc.	40,292

		116,910

COMMON STOCKS -- (continued)
	Technology -- 39.5%
1,176	Adobe Systems, Inc.	$ 33,657
1,345	Advanced Micro Devices, Inc. (b)	23,322
1,268	Agilent Technologies, Inc. (b)	29,189
1,209	Altera Corp. (b)	23,962
898	Analog Devices, Inc.	33,504
1,731	Applied Micro Circuits Corp. (b)	4,431
788	Autodesk, Inc.	27,084
1,211	BMC Software, Inc. (b)	21,737
939	Broadcom Corp., Class A (b)	33,344
1,736	Ciena Corp. (b)	3,628
10,693	Cisco Systems, Inc. (b)	204,344
1,079	Citrix Systems, Inc. (b)	23,371
1,409	Computer Associates International, Inc.	38,719
743	Computer Sciences Corp. (b)	32,469
1,690	Compuware Corp. (b)	12,151
988	Comverse Technology, Inc. (b)	23,366
4,051	Dell, Inc. (b)	160,056
7,524	Intel Corp.	196,076
754	Intuit, Inc. (b)	34,013
846	Jabil Circuit, Inc. (b)	25,998
2,433	JDS Uniphase Corp. (b)	3,698
608	Lexmark International Group, Inc. (b)	39,417
940	Linear Technology Corp.	34,489
1,679	LSI Logic Corp. (b)	14,255
6,673	Lucent Technologies, Inc. (b)	19,418
931	Maxim Integrated Products, Inc.	35,574
702	Mercury Interactive Corp. (b)	26,929
7,154	Microsoft Corp.	177,706
4,268	Motorola, Inc.	77,934
1,231	National Semiconductor Corp.	27,119
1,802	Novell, Inc. (b)	11,172

	Technology -- (continued)
906	NVIDIA Corp. (b)	$ 24,208
7,935	Oracle Corp. (b)	104,743
1,516	Parametric Technology Corp. (b)	9,672
1,260	PMC-Sierra, Inc. (b)	11,756
820	QLogic Corp. (b)	25,313
2,853	Qualcomm, Inc.	94,178
2,034	Sanmina Corp. (b)	11,126
767	Scientific-Atlanta, Inc.	25,518
2,612	Solectron Corp. (b)	9,899
1,462	Symantec Corp. (b)	31,784
1,756	Tellabs, Inc. (b)	15,277
3,126	Texas Instruments, Inc.	87,747
1,625	Unisys Corp. (b)	10,286
1,146	Veritas Software Corp. (b)	27,962
1,078	Xilinx, Inc.	27,489
2,682	Yahoo, Inc. (b)	92,931

		2,062,021

	Telecommunications -- 1.5%
722	ADC Telecommunications, Inc.	15,718
1,918	Nextel Communications, Inc., Class A (b)	61,971

		77,689

	Total Common Stocks (Cost $4,888,501)	4,956,099

CASH EQUIVALENT -- 3.8%
195,573	Huntington Money Market Fund, Interfund Shares*	195,573

	Total Cash Equivalent (Cost $195,573)	195,573

	Total Investments (Cost $5,084,074) (a) -- 98.7%	5,151,672
	Other Assets in Excess of Liabilities -- 1.3%	70,488

	Net Assets -- 100.0%	$ 5,222,160

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation		Percentage of Net Assets

Consumer Discretionary		15.6%
Financials		14.7%
Health Care		12.8%
Technology		11.7%
Industrials		11.1%
Other Investments		9.4%
Collateral for Securities Lending	5.0%
Exchange Traded Funds	4.4%
Energy		8.9%
Materials		6.3%
Cash[1]		5.7%
Utilities		5.0%
Consumer Staples		3.4%
Telecommunications		0.3%
Liabilities in Excess of Other Assets		(4.9)%
TOTAL		100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 89.8%
	Consumer Discretionary -- 15.6%
2,349	Abercrombie & Fitch Co., Class A	$ 161,376
4,350	AnnTaylor Stores Corp. (b)	105,618
4,200	Beazer Homes USA, Inc. (c)	240,030
1,900	BorgWarner, Inc.	101,973
1,400	Boyd Gaming Corp.	71,582
2,000	Brunswick Corp.	86,640
500	Career Education Corp. (b)	18,305
2,000	Centex Corp.	141,340
1,087	Cooper Tire & Rubber Co.	20,186
700	Cummins Engine, Inc.	52,227
4,000	D. R. Horton, Inc.	150,440
1,000	Dollar General Corp.	20,360
700	Dorel Industries, CL B	24,546
600	Harman International Industries, Inc.	48,816
400	Hilton Hotels Corp.	9,540
300	Hovnanian Enterprises , Class A (b)	19,560
700	Intrawest Corp.	16,856
700	Leggett & Platt, Inc.	18,606
400	Lennar Corp.	25,380
3,444	Liz Claiborne, Inc.	136,933
3,100	Mohawk Industries, Inc. (b)	255,750
3,300	NBTY, Inc. (b)	85,602
1,200	Nieman Marcus Group, Inc.	116,304
2,179	Nordstrom, Inc.	148,107
1,000	Pacific Sunwear of California, Inc. (b)	22,990
1,300	PETsMART, Inc.	39,455

	Consumer Discretionary -- (continued)
700	Polo Ralph Lauren Corp. (b)	$ 30,177
3,922	Pulte Homes, Inc.	330,430
2,300	Reebok International Ltd.	96,209
4,482	Royal Caribbean Cruises Ltd.	216,750
1,678	Ruby Tuesday, Inc.	43,460
3,300	Sonic Automotives, Inc.	70,158
900	Starwood Hotels & Resorts Worldwide, Inc.	52,713
700	Stein Mart, Inc. (b)	15,400
700	Technical Olympic USA, Inc.	16,996
1,493	The Stanley Works	67,991
700	The Warnaco Group, Inc.	16,275
1,400	UniFirst Corp.	56,756
1,030	Whirlpool Corp.	72,213
1,000	Wolverine World Wide, Inc. (b)	24,010
3,400	Zales Corp. (b)	107,746

		3,355,806

	Consumer Staples -- 3.4%
700	Applebee’s International, Inc.	18,543
3,730	Church & Dwight Co., Inc.	135,025
2,600	Constellation Brands, Inc. (b)	76,700
1,500	McCormick & Co., Inc.	49,020
1,660	Molson Coors Brewing Co., Class B	102,920
2,111	Ralcorp Holding, Inc.	86,868
2,200	Smithfield Foods, Inc. (b)	59,994
2,600	Spectrum Brands, Inc.	85,800
COMMON STOCKS -- (continued)
	Consumer Staples --(continued)
1,934	SUPERVALU, Inc.	$ 63,068
2,770	Tyson Foods, Inc., Class A	49,306

		727,244

	Energy -- 8.9%
3,356	Apache Corp.	216,798
13,058	Chesapeake Energy Corp.	297,722
7,014	Devon Energy Corp.	355,470
1,400	Forest Oil Corp. (b)	58,800
1,700	Helmerich & Payne, Inc.	79,764
2,300	Murphy Oil Corp.	120,129
4,042	Noble Energy, Inc.	305,777
1,300	Suncor Energy, Inc. ADR	61,516
1,743	Unit Corp. (b)	76,709
600	Unocal Corp.	39,030
3,300	Vintage Petroleum, Inc.	100,551
3,507	Weatherford International, Inc. (b)	203,336

		1,915,602

	Financials -- 14.7%
3,350	Allied Capital Corp. (c)	97,519
2,000	Allmerica Financial Corp. (b)	74,180
2,100	AMBAC Financial Group, Inc.	146,496
1,400	Amcore Financial, Inc.	41,832
3,084	AmeriCredit Corp. (b)	78,642
2,500	BancorpSouth, Inc.	59,000
1,337	Bear Stearns Companies, Inc.	138,968
2,266	BOK Financial Corp. (b)	104,508
2,700	Chittenden Corp.	73,440
3,159	City National Corp.	226,532
3,621	Compass Bancshares, Inc.	162,945
3,117	Fidelity National Financial, Inc.	111,246
2,900	First American Financial Corp.	116,406
4,832	First Horizon National Corp.	203,910
2,000	Firstmerit Corp.	52,220
1,069	Fulton Financial Corp.	19,238
2,767	Legg Mason, Inc.	288,072
1,700	M & T Bank Corp.	178,772
3,140	MoneyGram International, Inc.	60,037
2,630	Nationwide Financial Services, Inc.	99,782
533	New York Community Bancorp, Inc.	9,658
5,949	Old Republic International Corp.	150,450
2,743	PMI Group, Inc.	106,922
3,723	Protective Life Corp.	157,185
2,964	TCF Financial Corp.	76,708
1,323	TD Banknorth, Inc. (b)	39,425
3,227	Torchmark Corp.	168,449
634	Toronto-Dominion Bank	28,283
2,500	Wilmington Trust Corp.	90,025

		3,160,850

	Health Care -- 12.8%
3,000	AmerisourceBergen Corp.	207,450
2,785	Barr Laboratories, Inc. (b)	135,741
974	Caremark Rx, Inc. (b)	43,362
1,186	Cephalon, Inc. (b)	47,215

	Health Care -- (continued)
3,000	Coventry Health Care, Inc. (b)	$ 212,250
400	Dentsply International, Inc.	21,600
1,200	Health Management Associates, Inc.	31,416
1,470	Hillenbrand Industries, Inc.	74,309
3,278	Invitrogen Corp. (b)	273,025
3,533	Lincare Holdings, Inc. (b)	144,288
6,352	Mylan Laboratories, Inc.	122,212
7,000	Omnicare, Inc.	297,010
2,620	Owens & Minor, Inc.	84,757
4,500	Pediatrix Medical Group, Inc. (b)	330,930
2,550	Renal Care Group, Inc. (b)	117,555
6,100	Respironics, Inc. (b)	220,271
3,689	Thermo Electron Corp. (b)	99,123
2,900	Viasys Healthcare, Inc. (b)	65,511
7,500	Watson Pharmaceutical, Inc. (b)	221,700

		2,749,725

	Industrials -- 11.1%
1,675	Alliant Techsystems, Inc. (b)	118,255
300	Avery Dennison Corp.	15,888
2,900	Banta Corp.	131,544
2,656	Cooper Industries Ltd., Class A	169,718
4,100	Elbit Systems Ltd.	90,282
1,300	G & K Services, Inc., Class A	49,049
4,200	Griffon Corp. (b)	93,240
3,238	Insituform Technologies, Inc., Class A (b)	51,905
3,019	Kennametal, Inc.	138,421
4,759	L-3 Communications Corp.	364,445
3,152	NCO Group, Inc. (b)	68,178
1,300	Oshkosh Truck Corp.	101,764
4,379	Pall Corp.	132,946
2,336	Parker Hannifin Corp.	144,855
1,900	Precision Castparts Corp.	148,010
1,000	R.R. Donnelley & Sons Co.	34,510
300	Rockwell International Corp.	14,613
1,600	Ryder System, Inc.	58,560
1,800	Stericycle, Inc. (b)	90,576
984	Tecumseh Products Co., Class A	27,001
3,421	Teleflex, Inc.	203,105
1,100	Textron, Inc.	83,435
2,400	Thomas & Betts Corp. (b)	67,776

		2,398,076

	Materials -- 6.3%
3,300	Albemarle Corp.	120,351
4,300	AptarGroup, Inc.	218,440
600	Ball Corp.	21,576
3,000	Bemis Co.	79,620
5,000	Cytec Industries, Inc.	199,000
1,031	Eagle Materials, Inc.	95,460
900	Ferro Corp.	17,874
5,000	FMC Corp. (b)	280,700
700	Lafarge North America Corp.	43,708
1,960	Lubrizol Corp.	82,340
1,100	Minerals Technologies, Inc.	67,760

Shares		Value

COMMON STOCKS -- (continued)
	Materials -- (continued)
1,300	Pactiv Corp. (b)	$ 28,054
800	Schnitzer Steel Industries, Inc.	18,960
700	Texas Industries, Inc. (b)	39,361
700	The Scotts Co. (b)	49,847

		1,363,051

	Technology -- 11.7%
10,766	Activision, Inc. (b)	177,854
1,459	Affiliated Computer Services, Inc. (b)	74,555
700	Amdocs, Ltd. (b)	18,501
150	Benchmark Electronics, Inc. (b)	4,563
2,600	Cognos, Inc. (b)	88,764
1,540	Coherent, Inc. (b)	55,455
1,900	Electronic Arts, Inc. (b)	107,559
2,000	ESS Technology, Inc. (b)	8,420
2,312	Fisher Scientific International, Inc. (b)	150,049
976	FLIR Systems, Inc. (b)	29,124
5,410	Forrester Research, Inc. (b)	96,460
3,300	Harris Corp.	102,993
2,878	Imation Corp.	111,638
700	Interactive Data Corp. (b)	14,546
4,500	Intergraph Corp. (b)	155,070
2,792	International Rectifier Corp. (b)	133,234
700	Intuit, Inc. (b)	31,577
3,200	JDA Software Group, Inc. (b)	36,416
600	Molex, Inc.	15,624
2,748	NCR Corp. (b)	96,510
1,600	Novell, Inc. (b)	9,920
6,168	Paxar Corp. (b)	109,482
300	Pinnacle Systems, Inc. (b)	1,650
2,140	Progress Software Corp. (b)	64,521
898	SafeNet, Inc. (b)	30,586
3,700	Sandisk Corp. (b)	87,801
3,928	Scientific-Atlanta, Inc.	130,685
1,900	Storage Technology Corp. (b)	68,951
3,800	Sybase, Inc. (b)	69,730
10,800	Symantec Corp. (b)	234,791
1,700	Symmetricom, Inc. (b)	17,629
1,907	Tektronix, Inc.	44,376
700	THQ, Inc.	20,489
2,050	Trimble Navigation Ltd. (b)	79,889
1,117	Varian Semiconductor Equipment Associates, Inc. (b)	41,329

		2,520,741

	Telecommunications -- 0.3%
1,407	CenturyTel, Inc.	48,724
400	Commonwealth Telephone Enterprises, Inc. (b)	16,764

		65,488

	Utilities -- 5.0%
2,200	AGL Resources, Inc.	85,030
1,296	Allete, Inc.	64,670
2,300	Atmos Energy Corp.	66,240

Shares or Principal Amount		Value

	Utilities -- (continued)
1,700	Constellation Energy Group	$ 98,073
3,691	Energy East Corp.	106,965
700	Keyspan Corp.	28,490
4,321	MDU Resources Group, Inc.	121,723
2,900	National Fuel Gas Co.	83,839
1,200	New Jersey Resources Corp.	57,900
1,200	Peoples Energy Corp.	52,152
4,664	Questar Corp.	307,358

		1,072,440

	Total Common Stocks (Cost $14,951,620)	19,329,023

MUTUAL FUNDS -- 4.4%
	Exchange Traded Funds -- 4.4%
7,200	iShares S&P Midcap 400 (c)	493,560
3,652	MidCap SPDR Trust Series 1 Index Fund (c)	457,303

	Total Mutual Funds (Cost $688,326)	950,863

CASH EQUIVALENT -- 5.7%
1,217,077	Huntington Money Market Fund, Interfund Shares*	1,217,077

	Total Cash Equivalent (Cost $1,217,077)	1,217,077

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 5.0%
	Commercial Paper -- 0.2%
$ 19,200	Park Granada LLC, 3.300%, 7/12/05	19,200
15,445	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	15,445
10,833	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	10,833

		45,478

	Mutual Funds -- 0.0%
536	JP Morgan Institutional Prime Money Market Fund	536

	Repurchase Agreements -- 2.4%
153,704	JP Morgan Securities, 3.410%, 7/1/05	153,704
153,704	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	153,704
211,731	UBS Warburg LLC, 3.400%, 7/1/05	211,731

		519,139

	Variable Rate Obligations -- 2.4%
38,397	Bankone Class A 2004-4, 3.260%, 7/15/05	38,397
23,061	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	23,061
19,200	Bayerische Landesbk NY, 3.310%, 7/19/05	19,200

Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- (continued)
	Variable Rate Obligations -- (continued)
$ 26,171	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	$ 26,171
15,124	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	15,124
12,335	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	12,335
38,399	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	38,399
19,200	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	19,200
33,036	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	33,036
9,761	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	9,761
8,045	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	8,045
23,061	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	23,061
21,237	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	21,237
19,200	Deutsche Bank, 3.568%, 7/1/05	19,200
20,701	Discover CMT I 2001-2, 3.268%, 7/15/05	20,701
	Variable Rate Obligations -- (continued)
$ 19,200	Discover CMT I 2003-1, 3.280%, 7/15/05	$ 19,200
38,345	HBOS Treasury Services PLC, 3.510%, 9/30/05	38,345
38,345	JP Morgan & Co., Inc., 3.388%, 9/2/05	38,345
7,723	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	7,723
46,122	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	46,122
30,784	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	30,784

		507,447

	Total Short-Term Securities Held as Collateral For Securities Lending (Cost $1,072,600)	1,072,600

	Total Investments (Cost $17,929,623) (a) -- 104.9%	22,569,563
	Liabilities in Excess of Other Assets -- (4.9)%	(1,052,767)

	Net Assets -- 100.0%	$ 21,516,796

Huntington VA New Economy Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Consumer Discretionary	19.4%
Health Care	17.5%
Technology	16.4%
Industrials	13.5%
Financials	8.4%
Energy	6.7%
Materials	5.0%
Telecommunications	4.3%
Consumer Staples	4.1%
Utilities	2.7%
Cash[1]	1.6%
Other Investments (Collateral for Securities Lending)	1.1%
Liabilities in Excess of Other Assets	(0.7)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 98.0%
	Consumer Discretionary -- 19.4%
2,800	Adesa, Inc.	$ 60,956
4,400	Alderwoods Group, Inc.	63,227
1,200	Alliance Atlantis Communications, Inc. (b)	28,260
850	American Eagle Outfitters, Inc.	26,053
520	Autoliv, Inc.	22,776
307	AutoNation, Inc. (b)	6,300
750	Barnes & Noble, Inc.	29,100
775	Bebe Stores, Inc.	20,514
200	Black & Decker Corp.	17,970
300	Brunswick Corp.	12,996
1,050	Bunge Ltd.	66,569
800	Burlington Coat Factory Warehouse Corp. (b)	34,112
1,200	Burlington Northern Santa Fe Corp.	56,496
2,700	Canwest Global Comm Corp.	29,970
194	CBRL Group, Inc.	7,539
580	Centex Corp.	40,989
2,100	Chiquita Brands International, Inc.	57,666
1,250	Circuit City Stores, Inc.	21,613
480	Coach, Inc. (b)	16,114
1,400	D. R. Horton, Inc.	52,654
450	Electronics Boutique Holdings Corp. (b)	28,571
1,220	Finish Line	23,082
177	Harrah’s Entertainment, Inc.	12,748
350	Hovnanian Enterprises (b)	22,820
300	J.C. Penney Co., Inc.	15,774
1,030	K-Swiss, Inc.	33,310
240	KB Home	18,295

	Consumer Discretionary -- (continued)
400	Lennar Corp.	$ 25,380
1,400	Longs Drug Stores Corp. (b)	60,270
152	M/I Schottenstein Homes, Inc.	8,223
210	MDC Holdings, Inc.	17,273
350	Meritage Corp.	27,825
400	MGM Grand, Inc. (b)	15,832
900	Movie Gallery, Inc.	23,787
300	Nordstrom, Inc.	20,391
39	NVR, Inc. (b)	31,590
900	Orient-Express Hotel Ltd.	28,503
900	Phillips-Van Heusen Corp. (b)	29,421
200	Pulte Homes, Inc.	16,850
1,300	Quiksilver, Inc. (b)	20,774
315	RARE Hospitality International, Inc. (b)	9,598
170	Royal Caribbean Cruises Ltd.	8,221
200	Ryland Group, Inc.	15,174
520	Sauer-Danfoss, Inc.	9,240
885	SCP Pool Corp.	31,055
200	Sears Holdings Corp. (b)	29,974
410	Standard-Pacific Corp.	36,060
200	Starwood Hotels & Resorts Worldwide, Inc.	11,714
270	TBC Corp. (b)	7,325
1,468	Technical Olympic USA, Inc.	35,643
730	The Children’s Place, Inc. (b)	34,069
2,300	The Great Atlantic & Pacific Tea Co., Inc. (b)	66,837
300	Toll Brothers, Inc. (b)	30,465
400	Urban Outfitters, Inc. (b)	22,676
700	Vail Resorts, Inc. (b)	19,670
COMMON STOCKS -- (continued)
	Consumer Discretionary -- (continued)
575	Wci Communities Inc.	$ 18,417
258	YUM! Brands, Inc.	13,437

		1,552,168

	Consumer Staples -- 4.1%
580	7-ELEVEN, Inc. (b)	17,539
1	Applebee’s International, Inc.	13
2,300	Archer-Daniels-Midland Co.	49,174
725	Brascan Corp	27,666
750	Chattem, Inc. (b)	31,050
1,736	Constellation Brands, Inc. (b)	51,212
1,620	CVS Corp.	47,093
380	Flowers Foods, Inc.	13,437
1,600	Pilgrim’s Pride Corp.	54,609
920	Ralcorp Holding, Inc.	37,858

		329,651

	Energy -- 6.7%
500	Atwood Oceanics, Inc. (b)	30,780
600	Burlington Resources, Inc.	33,144
350	ConocoPhillips	20,122
1,200	Grand Prideco, Inc. (b)	31,740
1,000	Helmerich & Payne, Inc.	46,919
550	Hydril (b)	29,893
4,500	Mission Resources Corp. (b)	36,315
260	Murphy Oil Corp.	13,580
585	Occidental Petroleum Corp.	45,004
1,200	Oil States International, Inc. (b)	30,204
500	Precision Drilling	19,740
925	Remington Oil & Gas Corp. (b)	33,023
1,720	Todco	44,152
500	Transocean Sedco Forex, Inc. (b)	26,985
700	Unit Corp. (b)	30,807
400	Valero Energy Corp.	31,644
1,004	XTO Energy, Inc.	34,126

		538,178

	Financials -- 8.4%
1,000	American Real Estate Partners, L.P.	29,050
1,500	CB Richard Ellis Group, Inc.	65,789
1,200	CBL & Associates Properties, Inc.	51,684
2,450	Center Financial Corp.	60,834
1,000	CompuCredit Corp. (b)	34,280
1,348	Countrywide Credit Industries, Inc.	52,046
2,085	Credicorp Ltd	41,471
335	Fidelity National Financial, Inc.	11,956
440	First American Financial Corp.	17,662
375	First Republic Bancorp, Inc.	13,249
190	Golden West Financial Corp.	12,232
1,200	Jones Lang LaSalle, Inc. (b)	53,076
247	MB Financial, Inc.	9,838
850	Nelnet, Inc.	28,280
700	Philadelphia Consolidated Holdings Corp. (b)	59,332
350	Progressive Corp.	34,584
1,100	Shinhan Finnancial Group Co., Ltd ADR	57,673

	Financials -- (continued)
460	Sovereign Bancorp	$ 10,276
492	Ventas, Inc.	14,858
220	WFS Financial, Inc. (b)	11,156

		669,326

	Health Care -- 17.5%
900	Aetna US Healthcare, Inc.	74,538
510	Apria Healthcare Group, Inc. (b)	17,666
400	Bausch & Lomb, Inc.	33,200
372	Becton, Dickinson & Co.	19,519
1,200	Biosite, Inc.	65,988
587	Caremark Rx, Inc. (b)	26,133
550	Cerner Corp. (b) (c)	37,384
1,700	Community Health Care, Inc.	64,243
1,233	Cooper Companies, Inc.	75,040
390	Coventry Health Care, Inc. (b)	27,593
1,000	Dade Behring Holdings, Inc.	65,010
1,125	DaVita, Inc. (b)	51,165
280	Dentsply International, Inc.	15,120
1,565	Genesis Healthcare Corp. (b)	72,428
2,150	Humana, Inc. (b)	85,441
2,900	Medcath Corp Com	80,591
2,250	Option Care, Inc. (c)	31,725
980	PacifiCare Health Systems, Inc. (b)	70,021
870	Parexel International Corp. (b)	17,270
524	Pediatrix Medical Group, Inc. (b)	38,535
550	Quest Diagnostics, Inc.	29,299
585	Renal Care Group, Inc. (b)	26,969
1,490	Sierra Health Services, Inc. (b) (c)	106,474
4,300	Thoratec Corp.	65,962
900	UnitedHealth Group, Inc.	46,926
3,600	Ventiv Health, Inc. (b)	69,408
1,300	Wellpoint, Inc. (b)	90,532

		1,404,180

	Industrials -- 13.5%
143	Albany International Corp.	4,592
925	AMERCO	49,534
78	American Woodmark Corp.	2,341
1,400	Canadia Pacific Railway	48,314
1,938	Cendant Corp.	43,353
1,700	Dollar Thrifty Automotive Group, Inc.	64,566
750	DRS Technologies, Inc. (b)	38,460
160	Fedex Corp.	12,962
1,650	Firstservice Corp.	32,951
530	Flowserve Corp. (b)	16,038
1,700	Gardner Denver, Inc. (b)	59,636
700	Genlyte Group	34,118
2,300	Hornbeck Offshore Services, Inc.	62,307
556	J.B. Hunt Transport Services, Inc.	10,731
190	L-3 Communications Corp.	14,550
2,900	Labor Ready, Inc.	67,598
2,600	Laidlaw International, Inc.	62,660
440	Masco Corp.	13,974
1,500	McGrath Rentcorp	35,550
1,050	Mobile Mini, Inc. (b)	36,204

Shares		Value

COMMON STOCKS -- (continued)
	Industrials -- (continued)
183	PACCAR, Inc.	$ 12,444
1,450	Shaw Group, Inc. (b)	31,190
620	Simpson Manufacturing Co., Inc.	18,941
1,200	Teledyne Technologies, Inc. (b)	39,096
800	Terex Corp. (b)	31,520
800	The Brink’s Co.	28,800
1,000	Timken Co.	23,100
1,540	USG Corp. (b)	65,449
880	Washington Group International, Inc. (b)	44,986
1,700	West Corp.	65,280
119	Yellow Roadway Corp. (b)	6,045

		1,077,290

	Materials -- 5.0%
305	Barrick Gold Corp.	7,634
200	Eastman Chemical Co.	11,030
300	Inco Ltd. (b)	11,325
325	Lyondell Chemical Co.	8,587
300	Monsanto Co.	18,861
1,300	NS Group, Inc. (b)	42,263
975	Nucor Corp.	44,480
500	Phelps Dodge Corp.	46,250
400	Potash Corporation of Saskatchewan, Inc. (b)	38,232
625	Quanex Corp.	33,131
650	Reliance Steel & Aluminum Co.	24,096
1,500	RTI International Metals, Inc. (b)	47,114
150	Silgan Holdings, Inc.	8,436
700	Southern Peru Copper Corp.	29,988
400	Steel Dynamics, Inc.	10,500
300	The Dow Chemical Co.	13,359
600	USEC, Inc.	8,784

		404,070

	Technology -- 16.4%
1,066	Activision, Inc. (b)	17,610
1,300	Ansys, Inc. (b)	46,163
1,050	Anteon International Corp. (b)	47,901
1,650	Apple Computer, Inc. (b)	60,737
9,000	Arris Group, Inc	78,390
2,620	Autodesk, Inc.	90,049
5,000	Bottomline Technologies, Inc.	74,850
200	Electronic Arts, Inc. (b)	11,322
700	EMC Corp. (b)	9,597
1	Fisher Scientific International, Inc. (b)	52
2,850	Geac Computer	24,824
700	Hutchinson Technology, Inc. (b)	26,957
1,270	Intergraph Corp. (b)	43,764
3,200	Internet Security, Inc. (b)	64,928
1,800	Itron, Inc. (b)	80,424
5,100	Ixys Corp.	72,318
400	Jabil Circuit, Inc. (b)	12,292
1,150	Komag, Inc.	32,626
600	Micros Systems, Inc. (b)	26,850

Shares or Principal Amount		Value

	Technology -- (continued)
1,225	NCR Corp. (b)	$ 43,022
2,800	NVIDIA Corp. (b)	74,816
400	Progress Software Corp. (b)	12,060
6,500	Radiant Systems, Inc. (b)	74,100
4,700	SBA Communications Corp. (b)	63,450
1,350	SRA International, Inc. (b)	46,872
3,850	TALX Corp.	111,304
1,550	Verisign, Inc. (b)	44,578
860	Viscount Systems, Inc. (b)	679
476	Yahoo, Inc. (b)	16,493

		1,309,028

	Telecommunications -- 4.3%
1,075	Commonwealth Telephone Enterprises, Inc. (b)	45,053
670	Nextel Communications, Inc. (b)	21,648
925	SpectraSite, Inc. (b)	68,848
230	Telephone & Data Systems, Inc.	8,818
230	Telephone & Data Systems, Inc.	9,386
4,200	Telesystem International Wireless, Inc. (b)	65,604
1,900	Telus Corp.	64,619
7,500	UbiquiTel, Inc. (b)	61,200

		345,176

	Utilities -- 2.7%
1,800	AES Corp. (b)	29,484
1,250	Allegheny Energy, Inc. (b)	31,525
525	Constellation Energy Group	30,287
800	Energen Corp. (b)	28,040
900	ONEOK, Inc. (b)	29,385
2,500	Sierra Pacific Resources	31,125
1,200	UGI Corp.	33,480

		213,326

	Total Common Stocks (Cost $6,390,689)	7,842,393

CASH EQUIVALENT -- 1.6%
128,652	Huntington Money Market Fund, Interfund Shares*	128,652

	Total Cash Equivalent (Cost $128,652)	128,652

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 1.1%
	Commercial Paper -- 0.1%
$ 1,600	Park Granada LLC, 3.300%, 7/12/05	1,600
1,287	Three Pillars Fund 4-2 144A, 3.300%, 7/27/05	1,287
903	Three Pillars Fund 4-2 144A, 3.300%, 8/2/05	903

		3,790

	Mutual Funds -- 0.0%
45	JP Morgan Institutional Prime Money Market Fund	45

Principal Amount		Value

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- (continued)
	Repurchase Agreements -- 0.5%
$ 12,807	JP Morgan Securities, 3.410%, 7/1/05	$ 12,807
12,807	Morgan Stanley Dean Witter & Co., 3.400%, 7/1/05	12,807
17,643	UBS Warburg LLC, 3.400%, 7/1/05	17,643

		43,257

	Variable Rate Obligations -- 0.5%
3,197	Bankone Class A 2004-4, 3.260%, 7/15/05	3,197
1,922	Bankone Class ISS Trust 2003-1, 3.270%, 7/15/05	1,922
1,600	Bayerische Landesbk NY, 3.310%, 7/19/05	1,600
2,181	CCCIT Series 2000, CL 2002-A9, 3.431%, 9/15/05	2,181
1,260	CCCIT Series 2000, CL 2002-A5, 3.447%, 9/15/05	1,260
1,028	Chase CCC Trust 2004-2, C, 3.257%, 7/15/05	1,028
3,200	Chase CCC Trust 2004-2, C, 3.260%, 7/15/05	3,200
1,600	Chase CCMT 2001-2 Class A, 3.267%, 7/15/05	1,600
2,753	Chase CCOT 2001-1 Class A, 3.263%, 7/15/05	2,753
813	Chase CCOT 2003-1 Class A, 3.265%, 7/15/05	813
	Variable Rate Obligations -- (continued)
$ 670	Chase CCOT 2003-1 Class A, 3.270%, 7/15/05	$ 670
1,922	Chase CCOT 2003-1 Class A, 3.281%, 7/15/05	1,922
1,770	Daimler Chrysler Master OT 2003-A, 3.270%, 7/15/05	1,770
1,600	Deutsche Bank, 3.568%, 7/1/05	1,600
1,725	Discover CMT I 2001-2, 3.268%, 7/15/05	1,725
1,600	Discover CMT I 2003-1, 3.280%, 7/15/05	1,600
3,195	HBOS Treasury Services PLC, 3.510%, 9/30/05	3,195
3,195	JP Morgan & Co., Inc., 3.388%, 9/2/05	3,195
644	MBNA MCCT II 1997-K, Class A, 3.261%, 7/15/05	644
3,843	MBNA MCCT II 2000-K, Class A, 3.183%, 7/15/05	3,843
2,565	Merrill Lynch & Co., Inc., 3.444%, 9/15/05	2,565

		42,283

	Total Short-Term Securities Held as Collateral For Securities Lending (Cost $89,375)	89,375

	Total Investments (Cost $6,608,716) (a) -- 100.7%	8,060,420
	Liabilities in Excess of Other Assets -- (0.7)%	(57,785)

	Net Assets -- 100.0%	$ 8,002,635

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

United States of America	55.1%
Europe	27.2%
Asia	6.2%
Cash[1]	3.5%
Latin America	5.7%
Canada	2.1%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

MUTUAL FUNDS -- 96.5%
17,955	iShares EAFE Index Fund	$ 939,226
2,572	iShares MSCI Brazil Index Fund	63,837
7,131	iShares MSCI Canada Index Fund	129,428
3,379	iShares MSCI Emerging Markets Index Fund	241,936
7,782	iShares MSCI EMU Index Fund	553,611
4,890	iShares MSCI Hong Kong Index Fund	60,734
5,782	iShares MSCI Mexico Index Fund	156,577
2,350	iShares MSCI Pacific ex-Japan Index Fund	221,229
13,499	iShares MSCI Singapore Index Fund	102,187
9,940	iShares MSCI United Kingdom Index Fund	178,622
2,609	iShares Russell 1000 Growth Fund	125,232
14,753	iShares Russell 1000 Index Fund	951,274
1,181	iShares Russell 3000 Value Index Fund	103,101
3,185	iShares Russell Midcap Value Index Fund	376,435
1,379	iShares S&P Latin America 40 Index Fund	128,150
5,211	iShares S&P Small Cap 600 Index Fund	286,397
2,596	iShares S&P Small Cap 600 BARRA Growth Index Fund	282,964
800	iShares U.S. Energy Sector Index Fund	61,560
1,900	iShares U.S. Healthcare Sector Index Fund	116,318
5,065	MidCap SPDR Trust Series 1 Index Fund	634,239
1,425	Rydex S&P Equal Weight Index Fund	222,101

	Total Mutual Funds (Cost $5,277,252)	5,935,158

CASH EQUIVALENT -- 3.5%
215,782	Huntington Money Market Fund, Interfund Shares*	$ 215,782

	Total Cash Equivalent (Cost $215,782)	215,782

	Total Investments (Cost $5,493,034) (a) -- 99.8%	6,150,940
	Other Assets in Excess of Liabilities -- 0.2%	9,258

	Net Assets -- 100.0%	$ 6,160,198

Huntington VA Situs Small Cap Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Industrials	15.9%
Consumer Discretionary	13.8%
Health Care	13.7%
Technology	11.9%
Financials	11.6%
Energy	9.7%
Cash[1]	9.1%
Materials	7.1%
Utilites	3.6%
Consumer Staples	2.2%
Telecommunications	0.6%
Other Assets in Excess of Liabilities	0.8%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Shares		Value

COMMON STOCKS -- 90.1%
	Cayman Islands -- 2.3%
	Consumer Discretionary -- 2.3%
2,000	Garmin Ltd.	$ 85,500

	United States -- 88.4%
	Consumer Discretionary -- 11.5%
3,000	Audiovox Corp., Class A (b)	46,500
500	Brunswick Corp.	21,660
300	Columbia Sportswear Co. (b)	14,817
1,500	Fossil, Inc. (b)	34,050
500	Kerzner International Ltd. (b)	28,475
500	Polo Ralph Lauren Corp.	21,555
1,200	Reebok International Ltd.	50,196
400	Toll Brothers, Inc. (b)	40,620
3,000	Urban Outfitters, Inc. (b)	170,070
350	West Marine, Inc. (b)	6,321

		434,264

	Consumer Staples -- 2.2%
1,100	Fresh Del Monte Produce, Inc.	29,612
1,700	Performance Food Group Co. (b)	51,357

		80,969

	Energy -- 9.7%
2,000	Denbury Resources, Inc. (b)	79,540
2,000	Headwaters, Inc. (b)	68,760
1,000	Houston Exploration Co. (b)	53,050
1,000	Hydril Co. (b)	54,350
1,000	Newfield Exploration Co. (b)	39,890
1,000	Remington Oil & Gas Corp. (b)	35,700
1,000	Spinnaker Exploration Co. (b)	35,490

		366,780

	Financials -- 11.6%
1,000	Anchor Bancorp Wisconsin, Inc.	$ 30,260
3,250	Arch Capital Group Ltd. (b)	146,413
1,000	Bancshares of Florida, Inc (b)	17,000
4,200	Colonial Bancgroup, Inc.	92,652
4,000	Scottish Annuity & Life Holdings Ltd.	96,960
1,000	WSFS Financial Corp.	54,710

		437,995

	Health Care -- 13.7%
1,150	Bio-Rad Laboratories, Inc., Class A (b)	68,092
2,000	Cerner Corp. (b)	135,940
2,500	Edwards Lifesciences Corp. (b)	107,550
2,500	Intermagnetics General Corp. (b)	76,900
3,000	Mentor Corp.	124,440
100	Par Pharmaceutical, Inc. (b)	3,181

		516,103

	Industrials -- 15.9%
2,000	Armor Holdings, Inc. (b)	79,220
1,500	Cuno, Inc. (b)	107,160
2,500	Jacobs Engineering Group, Inc. (b)	140,650
2,000	Precision Castparts Corp.	155,799
1,000	Thomas Industries, Inc.	39,960
1,800	Universal Forest Products, Inc.	74,610

		597,399

	Materials -- 7.1%
2,500	Florida Rock Industries	183,375
2,000	Steel Technologies, Inc.	33,800
700	The Scotts Co., Class A (b)	49,847

		267,022

COMMON STOCKS -- (continued)
	Technology -- 11.9%
1,000	Black Box Corp.	$ 35,400
2,000	Global Imaging Systems, Inc. (b)	63,720
3,000	Hutchinson Technology, Inc. (b)	115,530
2,500	Intergraph Corp. (b)	86,150
1,000	Standard Microsystems Corp. (b)	23,380
5,000	Transaction Systems Architects, Inc. (b)	123,150

		447,330

	Telecommunications -- 0.6%
2,300	General Communication, Inc., Class A (b)	22,701

	Utilities -- 3.6%
2,000	Hawaiian Electric Industries, Inc.	53,620
3,000	UGI Corp.	83,700

		137,320

		3,307,883

	Total Common Stocks (Cost $3,060,012)	3,393,383

CASH EQUIVALENT -- 9.1%
342,707	Huntington Money Market Fund, Interfund Shares*	$ 342,707

	Total Cash Equivalent (Cost $342,707)	342,707

	Total Investments (Cost $3,402,719) (a) -- 99.2%	3,736,090
	Other Assets in Excess of Liabilities -- 0.8%	31,014

	Net Assets -- 100.0%	$ 3,767,104

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)
June 30, 2005

Asset Allocation	Percentage of Net Assets

Mortgage Backed Securities	71.7%
Real Estate Investment Trusts	9.6%
U.S. Agency Bonds	17.5%
Cash[1]	2.7%
Liabilities in Excess of Other Assets	(1.5)%
TOTAL	100.0%

Portfolio holdings and allocations are subject to change.

Percentages are as of June 30, 2005, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

Portfolio of Investments (Unaudited)
June 30, 2005

Principal Amount		Value

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- 71.7%
	Federal Home Loan Bank -- 7.9%
$ 88,778	Series Z2-2013, Class A, 4.800%, 2/25/13	89,416

	Federal Home Loan Mortgage Corporation -- 22.9%
48,924	Pool # B18052, 4.500%, 3/1/15	48,809
44,007	Pool # C90837, 5.500%, 6/1/24	44,939
46,499	Pool # G18008, 4.500%, 9/1/19	46,347
23,386	Pool # G18015, 4.500%, 10/1/19	23,310
45,092	Series 1994-23, Class PK, 6.000%, 5/25/10	46,325
50,000	Series 2469, Class AK, 6.000%, 4/15/30	50,860

		260,590

	Federal National Mortgage Association -- 24.4%
39,852	Pool # 254908, 5.000%, 9/1/23	40,188
43,528	Pool # 255224, 4.000%, 5/1/11	43,039
22,870	Pool # 255360, 5.000%, 8/1/24	23,062
75,000	Pool # 255808, 5.000%, 7/1/25	75,600
43,899	Pool # 721540, 5.000%, 7/1/33	43,974
50,000	Series 2672, Class GH, 5.500%, 8/15/31	51,252

		277,115

	Government National Mortgage Association -- 16.5%
44,146	Pool # 3571, 6.500%, 6/20/34	45,962
41,661	Pool # 3590, 5.500%, 8/20/19	42,909
23,568	Pool # 3637, 5.500%, 11/20/34	24,047
74,876	Pool # 3710, 5.000%, 5/20/35	75,338

		188,256

	Total U.S. Government Mortgage Backed Agencies (Cost $813,978)	815,377

Principal Amount or Shares		Value

U.S. GOVERNMENT AGENCIES -- 17.5%
	Federal Home Loan Bank -- 8.7%
$ 100,000	3.170%, 7/20/05	$ 99,833

	Federal Home Loan Mortgage Corporation -- 8.8%
100,000	4.000%, 4/8/11	99,671

	Total U.S. Government Agencies (Cost $199,051)	199,504

COMMON STOCKS -- 9.6%
	Real Estate Investment Trusts -- 9.6%
100	Acadia Realty Trust	1,865
100	Alexandria Real Estate Equities, Inc.	7,345
100	American Campus Communities, Inc.	2,268
100	Boston Properties, Inc.	7,000
100	Brandywine Realty Trust	3,065
100	Capital Automotive Real Estate Investment Trust, Inc.	3,817
100	Duke Realty Corp.	3,166
100	EastGroup Properties, Inc.	4,211
100	Equity Residential Properties Trust	3,682
100	Essex Property Trust, Inc.	8,306
100	General Growth Properties	4,109
100	Health Care Property Investors, Inc.	2,704
100	Hospitality Properties Trust	4,407
100	Kimco Realty Corp.	5,891
100	Mack-Cali Realty Corp.	4,530
100	New Plan Excel Realty Trust	2,717
100	Pennsylvania Real Estate Investment Trust	4,750
100	ProLogis	4,024
100	Public Storage, Inc.	6,325
100	Realty Income Corp.	2,504
100	Simon Property Group, Inc.	7,249
100	Tanger Factory Outlet Centers	2,693
100	Vornado Realty Trust	8,040
100	Weingarten Realty Investors	3,922

	Total Common Stocks (Cost $97,723)	108,590

Shares		Value

CASH EQUIVALENT -- 2.7%
31,156	Huntington Money Market Fund, Interfund Shares*	$ 31,156

	Total Cash Equivalent (Cost $31,156)	31,156

	Total Investments (Cost $1,141,908) (a) -- 101.5%	1,154,627
	Liabilities in Excess of Other Assets -- (1.5)%	(17,286)

	Net Assets -- 100.0%	$ 1,137,341

See Notes to Portfolio of Investments on page 25.
See Notes which are an integral part of the Financial Statements.

Huntington VA Funds

Notes to Portfolio of Investments

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) All or part of the security was on loan as of June 30, 2005.

* Affiliated

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
EAFE	--	Europe, Australasia and Far East
EMU	--	European Monetary Union
MSCI	--	Morgan Stanley Capital International
S&P	--	Standard & Poor’s
SPDR	--	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements.

Huntington VA Funds

Statements of Assets and Liabilities
June 30, 2005 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Assets:
Investments, at value(1)	$37,596,384	$16,847,653	$44,078,978	$700,897	$4,956,098
Investment in affiliated securities, at value	1,378,064	1,935,309	194,345	--	195,574

Total Investments	38,974,448	18,782,962	34,273,323	700,897	5,151,672
Cash	--	--	--	120,849	--
Income receivable	149,091	22,804	71,423	2,023	5,468
Receivable for shares sold	61,391	--	5,726	630	67,923
Receivable from adviser	--	--	--	231	--
Prepaid expenses and other assets	1,379	1,286	1,413	960	835

Total assets	39,186,309	18,807,052	34,351,885	825,590	5,225,898

Liabilities:
Options written, at value (proceeds $0; $0; $396,042; $0 and $0)	--	--	446,195	--	--
Payable for investments purchased	20,604	--	--	37,980	--
Payable for shares redeemed	--	325	--	335	--
Payable for return of collateral received for securities on loan	890,750	--	913,000	--	--
Accrued expenses and other payables
Investment adviser fees	18,526	9,267	16,242	--	2,165
Administration fees	2,625	1,313	2,301	50	341
Sub-Administration fees	1,544	772	1,354	30	201
Custodian fees	803	402	704	83	104
Portfolio accounting fees	1,226	677	1,126	146	348
Trustees’ fees	728	383	675	19	101
Other	4,641	2,360	4,171	55	478

Total liabilities	941,447	15,499	1,385,768	38,698	3,738

Net Assets	$38,244,862	$18,791,553	$32,966,117	$786,892	$5,222,160

Net Assets Consists of:
Paid in capital	$32,906,768	$17,399,401	$27,600,238	$749,738	$5,132,387
Net unrealized appreciation (depreciation) of investments and options	1,040,900	928,673	3,988,754	33,036	67,598
Accumulated net realized gain (loss) on investment and options transactions	2,368,684	335,370	496,377	(1,265)	(66)
Accumulated net investment income (loss)	1,928,510	128,109	880,748	5,383	22,241

Total Net Assets	$38,244,862	$18,791,553	$32,966,117	$786,892	$5,222,160

Shares Outstanding	2,915,026	2,146,195	2,818,008	71,558	490,907

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$13.12	$8.76	$11.70	$11.00	$10.64

Investments, at cost	$37,933,548	$17,854,289	$30,234,416	$668,000	$5,084,074

(1) Includes securities on loan of $805,667; $0; $893,860; $0 and $0.

Huntington VA Funds

Statements of Assets and Liabilities
June 30, 2005 (Unaudited)

	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Assets:
Investments, at value(1)	$21,352,486	$7,931,768	$5,935,158	$ 3,393,383	$1,123,471
Investment in affiliated securities, at value	1,217,077	128,652	215,782	342,707	31,156

Total Investments	22,569,563	8,060,420	6,150,940	3,736,090	1,154,627
Cash	--	4,528	--	--	--
Income receivable	19,813	5,260	3,233	1,932	4,477
Receivable for shares sold	15,672	26,348	9,676	31,187	--
Receivable from adviser	--	--	--	--	139
Prepaid expenses and other assets	1,228	1,199	1,208	701	925

Total assets	22,606,276	8,097,755	6,165,057	3,769,910	1,160,168

Liabilities:
Payable for investments purchased	--	--	--	--	21,636
Payable for shares redeemed	--	--	--	--	848
Payable for return of collateral received for securities on loan	1,072,600	89,375	--	--	--
Accrued expenses and other payables
Investment adviser fees	10,395	3,535	3,000	1,512	--
Administration fees	1,473	551	425	241	72
Sub-Administration fees	866	324	250	142	42
Custodian fees	450	168	130	74	22
Portfolio accounting fees	659	61	181	410	102
Trustees’ fees	405	149	124	67	22
Other	2,632	957	749	360	83

Total liabilities	1,089,480	95,120	4,859	2,806	22,827

Net Assets	$21,516,796	$8,002,635	$6,160,198	$ 3,767,104	$1,137,341

Net Assets Consists of:
Paid in capital	$16,543,933	$6,505,756	$5,172,790	$ 3,434,012	$1,106,933
Net unrealized appreciation (depreciation) of investments	4,639,940	1,451,704	657,906	333,371	12,719
Accumulated net realized gain (loss) on investment transactions	251,732	32,165	295,074	2,732	(1,361)
Accumulated net investment income (loss)	81,191	13,010	34,428	(3,011)	19,050

Total Net Assets	$21,516,796	$8,002,635	$6,160,198	$3,767,104	$1,137,341

Shares Outstanding	1,400,003	538,654	522,289	296,837	106,397

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$15.37	$14.86	$11.79	$12.69	$10.69

Investments, at cost	$17,969,623	$6,608,716	$5,493,034	$3,402,719	$1,141,908

(1) Includes securities on loan of $1,049,097; $86,840; $0; $0 and $0.

See Notes which are an integral part of the Financial Statements.

Huntington VA Funds

Statements of Operations
Six Months Ended June 30, 2005 (Unaudited)

	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Investment Income:
Dividend income	$921,682	$112,218	$494,756	$8,060(1)	$26,489
Dividend income from affiliated securities	8,846	10,859	4,257	--	2,420
Income from securities lending	3,238	--	286	--	--

Total investment income	933,766	123,077	499,299	8,060	28,909

Expenses:
Investment adviser fees	102,051	53,805	94,121	1,641	10,499
Administration fees	14,518	7,654	13,390	234	1,494
Sub-Administration fees	8,444	4,452	7,788	136	869
Custodian fees	4,422	2,331	4,078	662	455
Transfer and dividend disbursing agent fees and expenses	5,297	2,820	4,907	86	536
Trustees’ fees	1,426	762	1,319	17	123
Auditing fees	2,440	1,317	2,278	51	299
Legal fees	849	446	785	10	78
Portfolio accounting fees	8,701	5,148	7,884	1,360	2,432
Printing and postage	5,535	2,977	5,187	84	513
Insurance premiums	2,157	1,948	2,140	1,844	1,985
Other	1,601	863	1,514	57	223

Total expenses	157,441	84,523	145,391	6,182	19,506

Reimbursements:
Reimbursements from adviser	--	--	--	(3,447)	(2,008)

Net expenses	157,441	84,523	145,391	2,735	17,498

Net investment income (loss)	776,325	38,554	353,908	5,325	11,411

Realized and Unrealized Gain (Loss) on Investments and Options:
Net realized gain (loss) on investment transactions	636,104	338,612	1,125,641	465	700
Net realized gain (loss) on options transactions	--	--	(29,546)	--	--

Net realized gain (loss) on investment and options transactions	636,104	338,612	1,096,095	465	700
Net change in unrealized appreciation/depreciation of investments and options	(868,595)	(772,380)	(1,209,008)	(7,490)	(86,655)

Net realized and unrealized gain (loss) on investments and options	(232,491)	(433,768)	(112,913)	(7,025)	(85,955)

Change in net assets resulting from operations	$543,834	$(395,214)	$240,995	$ (1,700)	$(74,544)

(1) Net of foreign dividend taxes withheld of $5.

Huntington VA Funds

Statements of Operations
Six Months Ended June 30, 2005 (Unaudited)

	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Small Cap Fund	Huntington VA Mortgage Securities Fund

Investment Income:
Dividend income	$123,185	$38,081	$21,978	$5,490	$1,097
Dividend income from affiliated securities	23,029	8,179	1,550	2,607	486
Interest income	--	--	--	--	12,551
Income from securities lending	2,245	149	--	--	--

Total investment income	148,459	46,409	23,528	8,097	14,134

Expenses:
Investment adviser fees	57,076	20,096	17,894	6,884	1,955
Administration fees	8,119	2,859	2,546	979	278
Sub-Administration fees	4,723	1,663	1,481	570	162
Custodian fees	2,473	871	775	298	85
Transfer and dividend disbursing agent fees and expenses	2,962	1,041	942	347	100
Trustees’ fees	786	276	254	83	19
Auditing fees	1,368	482	438	193	59
Legal fees	472	167	149	50	12
Portfolio accounting fees	6,087	3,664	2,212	1,851	1,737
Printing and postage	3,105	1,082	993	346	95
Insurance premiums	1,964	1,720	1,731	2,106	1,879
Other	912	283	273	151	65

Total expenses	90,047	34,204	29,688	13,858	6,446

Reimbursements:
Reimbursements from adviser	--	(805)	--	(2,384)	(3,187)

Net expenses	90,047	33,399	29,688	11,474	3,259

Net investment income (loss)	58,412	13,010	(6,160)	(3,377)	10,875

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment transactions	221,473	25,068	178,352	--	(512)
Net change in unrealized appreciation/depreciation of investments	688,297	217,787	(218,804)	230,488	2,181

Net realized and unrealized gain (loss) on investments	909,770	242,855	(40,452)	230,488	1,669

Change in net assets resulting from operations	$968,182	$255,865	$(46,612)	$227,111	$12,544

See Notes which are an integral part of the Financial Statements.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$776,325	$1,152,148	$38,554	$89,555
Net realized gain (loss) on investment transactions	636,104	1,742,727	338,612	31,968
Net change in unrealized appreciation/depreciation of investments	(868,595)	565,523	(772,380)	781,265

Change in net assets resulting from operations	543,834	3,460,398	(395,214)	902,788

Distributions to Shareholders:
From net investment income	--	(12,719)	--	(976)
From net realized gains	--	(314,133)	--	--

Change in net assets resulting from distributions to shareholders	--	(326,852)	--	(976)

Change in net assets resulting from capital transactions	5,918,768	11,288,850	1,253,878	4,966,471

Change in net assets	6,462,602	14,422,396	858,664	5,868,283
Net Assets:
Beginning of period	31,782,260	17,359,864	17,932,889	12,064,606

End of period	$38,244,862	$31,782,260	$18,791,553	$17,932,889

Accumulated net investment income (loss) included in net assets at end of period	$1,928,510	$1,152,185	$128,109	$89,555

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Income Equity Fund		Huntington VA International Equity Fund

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Period Ended Dec. 31, 2004(1)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$353,908	$526,840	$5,325	$1,038
Net realized gain (loss) on investment and options transactions	1,096,095	(514,101)	465	(1,730)
Net change in unrealized appreciation/depreciation of investments and options	(1,209,008)	3,611,612	(7,490)	40,526

Change in net assets resulting from operations	240,995	3,624,351	(1,700)	39,834

Distributions to Shareholders:
From net investment income	--	--	--	(1,038)
From distributions in excess of net investment income	--	--	--	(953)
From net realized gains	--	(213,790)	--	--

Change in net assets resulting from distributions to shareholders	--	(213,790)	--	(1,991)

Change in net assets resulting from capital transactions	1,376,757	6,705,484	385,695	365,054

Change in net assets	1,617,752	10,116,045	383,995	402,897
Net Assets:
Beginning of period	31,348,365	21,232,320	402,897	--

End of period	$32,966,117	$31,348,365	$786,892	$402,897

Accumulated net investment income (loss) included in net assets at end of period	$880,748	$526,840	$5,383	$58

(1) Fund commenced operations on May 3, 2004.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Macro 100 Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund

	Six Months Ended June 30, 2005 (Unaudited)	Period Ended Dec. 31, 2004(1)	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,411	$9,584	$58,412	$22,779	$13,010	$ (13,077)
Net realized gain (loss) on investment transactions	700	(766)	221,473	46,434	25,068	7,097
Net change in unrealized appreciation/depreciation of investments	(86,655)	154,253	688,297	2,286,342	217,787	860,440

Change in net assets resulting from operations	(74,544)	163,071	968,182	2,355,555	255,865	854,460

Distributions to Shareholders:
From net investment income	--	--	--	(2,275)	--	--
From net realized gains	--	--	--	--	--	(85,068)

Change in net assets resulting from distributions to shareholders	--	--	--	(2,275)	--	(85,068)

Change in net assets resulting from capital transactions	2,972,847	2,160,786	2,744,098	5,099,186	1,865,913	2,113,125

Change in net assets	2,898,303	2,323,857	3,712,280	7,452,466	2,121,778	2,882,517
Net Assets:
Beginning of period	2,323,857	--	17,804,516	10,352,050	5,880,857	2,998,340

End of period	$5,222,160	$2,323,857	$21,516,796	$17,804,516	$8,002,635	$5,880,857

Accumulated net investment income (loss) included in net assets at end of period	$22,241	$10,830	$81,191	$22,779	$13,010	$ --

(1) Fund commenced operations on May 3, 2004.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Small Cap Fund		Huntington VA Mortgage Securities Fund

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended Dec. 31, 2004	Six Months Ended June 30, 2005 (Unaudited)	Period Ended Dec. 31, 2004(1)	Six Months Ended June 30, 2005 (Unaudited)	Period Ended Dec. 31, 2004(1)

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(6,160)	$40,588	$(3,377)	$(597)	$10,875	$6,809
Net realized gain (loss) on investment transactions	178,352	126,052	--	2,732	(512)	(453)
Net change in unrealized appreciation/depreciation of investments	(218,804)	450,675	230,488	102,883	2,181	10,538

Change in net assets resulting from operations	(46,612)	617,315	227,111	105,018	12,544	16,894

Distributions to Shareholders:
From net investment income	--	(24,401)	--	--	--	--
From net realized gains	--	(151,161)	--	--	--	--

Change in net assets resulting from distributions to shareholders	--	(175,562)	--	--	--	--

Change in net assets resulting from capital transactions	54,621	1,491,739	2,221,402	1,213,573	717,554	390,349

Change in net assets	8,009	1,933,492	2,448,513	1,318,591	730,098	407,243
Net Assets:
Beginning of period	6,152,189	4,218,697	1,318,591	--	407,243	--

End of period	$6,160,198	$6,152,189	$ 3,767,104	$1,318,591	$1,137,341	$407,243

Accumulated net investment income (loss) included in net assets at end of period	$34,428	$40,588	$(3,011)	$ 366	$19,050	$8,175

(1) Fund commenced operations on May 3, 2004.

See Notes which are an integral part of the Financial Statements.

Huntington VA Funds--Equity Funds

Financial Highlights
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Return of Capital Distributions	Distributions in Excess of Net Investment Income

Huntington VA Dividend Capture Fund
2001(2)	$ 10.00	0.14	0.10	0.24	(0.09)	--	--	--
2002	$ 10.15	0.33	(0.33)	--	(0.34)	--	--	--
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--	--	--
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)	--	--
2005(10)	$ 12.94	0.19	(0.01)	0.18	--	--	--	--
Huntington VA Growth Fund
2001(3)	$ 10.00	(0.04)	(0.74)	(0.78)	--	--	--	--
2002	$ 9.22	--	(1.90)	(1.90)	--	--	--	--
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--	--	--
2004	$ 8.47	0.04	0.44	0.48	-- (8)	--	--	--
2005(10)	$ 8.95	0.02	(0.21)	(0.19)	--	--	--	--
Huntington VA Income Equity Fund
2000	$ 9.84	0.33	0.23	0.56	(0.33)	--	--	--
2001	$ 10.07	0.18	0.06	0.24	(0.20)	--	(0.01)	--
2002	$ 10.10	0.23	(1.22)	(0.99)	(0.23)	--	--	--
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--	--	--
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)	--	--
2005(10)	$ 11.62	0.11	(0.03)	0.08	--	--	--	--
Huntington VA International Equity Fund
2004(7)	$ 10.00	0.03	1.10	1.13	(0.03)	--	--	(0.03)
2005(10)	$ 11.07	0.08	(0.15)	(0.07)	--	--	--	--
Huntington VA Macro 100 Fund
2004(7)	$ 10.00	0.05	1.08	1.13	--	--	--	--
2005(10)	$ 11.13	--	(0.49)	(0.49)	--	--	--	--
Huntington VA Mid Corp America Fund
2001(2)	$ 10.00	(0.02)	1.17	1.15	--	--	--	--
2002	$ 11.15	--	(1.45)	(1.45)	--	--	--	--
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)	--	--
2004	$ 12.55	0.02	2.10	2.12	-- (8)	--	--	--
2005(10)	$ 14.67	0.04	0.66	0.70	--	--	--	--
Huntington VA New Economy Fund
2001(2)	$ 10.00	(0.03)	0.93	0.90	--	--	--	--
2002	$ 10.90	(0.02)	(1.47)	(1.49)	--	--	--	--
2003	$ 9.41	(0.02)	2.99	2.97	--	--	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)	--	--
2005(10)	$ 14.38	0.02	0.46	0.48	--	--	--	--
Huntington VA Rotating Markets Fund
2001(2)	$ 10.00	--	0.45	0.45	--	--	--	--
2002	$ 10.45	(0.01)	(1.57)	(1.58)	--	--	--	--
2003	$ 8.87	0.06	2.10	2.16	--	--	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)	--	--
2005(10)	$ 11.89	(0.01)	(0.09)	(0.10)	--	--	--	--
Huntington VA Situs Small Cap Fund
2004(7)	$ 10.00	(0.01)	1.98	1.97	--	--	--	--
2005(10)	$ 11.97	(0.01)	0.73	0.72	--	--	--	--

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(3) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(4) Not annualized.

(5) Computed on annualized basis.

(6) Does not include the effect of expenses of underlying funds.

(7) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(8) Amount is less than $0.01.

(9) There were no fee reductions in this period.

(10) Six months ended June 30, 2005 (unaudited).

Huntington VA Funds--Equity Funds

Financial Highlights
(For a share outstanding throughout each period)

Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.09)	$ 10.15	2.44%(4)	2.00%(5)	5.25%(5)	17.47%(5)	(10.22)%(5)	$ 220	12%
(0.34)	$ 9.81	(0.05)%	1.12%	5.89%	2.23%	4.78%	$ 3,396	70%
(0.36)	$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
(0.17)	$ 12.94	13.75%	0.95%	4.72%	-- (9)	-- (9)	$ 31,782	88%
--	$ 13.12	1.39%(4)	0.93%(5)	4.56%(5)	-- (9)	-- (9)	$ 38,245	54%

--	$ 9.22	(7.80)%(4)	2.00%(5)	1.11%(5)	16.85%(5)	(13.74)%(5)	$ 434	--
--	$ 7.32	(20.56)%	1.02%	0.14%	1.58%	(0.42)%	$ 3,654	2%
(0.02)	$ 8.47	15.95%	1.00%	0.32%	-- (9)	-- (9)	$ 12,065	4%
--	$ 8.95	5.67%	0.95%	0.59%	-- (9)	-- (9)	$ 17,933	11%
--	$ 8.76	(2.12)%(4)	0.94%(5)	0.43%(5)	-- (9)	-- (9)	$ 18,792	9%

(0.33)	$ 10.07	5.85%	0.77%	3.66%	2.24%	2.19%	$ 3,516	6%
(0.21)	$ 10.10	2.34%	1.91%	1.76%	2.06%	1.61%	$ 4,453	38%
(0.23)	$ 8.88	(9.96)%	1.11%	2.81%	1.54%	2.38%	$ 8,712	4%
(0.20)	$ 10.31	18.43%	1.00%	2.63%	-- (9)	-- (9)	$ 21,232	97%
(0.09)	$ 11.62	13.66%	0.93%	2.00%	-- (9)	-- (9)	$ 31,348	47%
--	$ 11.70	0.69%(4)	0.93%(5)	2.26%(5)	-- (9)	-- (9)	$ 32,966	34%

(0.06)	$ 11.07	11.26%(4)	1.00%(5)	0.56%(5)	1.76%(5)	(0.20)%(5)	$ 403	31%
--	$ 11.00	(0.63)%(4)	1.00%(5)	1.95%(5)	2.26%(5)	0.69%(5)	$ 787	4%

--	$ 11.13	11.30%(4)	1.00%(5)	1.62%(5)	1.05%(5)	1.57%(5)	$ 2,324	1%
--	$ 10.64	(4.40)%(4)	1.00%(5)	0.65%(5)	1.11%(5)	0.53%(5)	$ 5,222	--

--	$ 11.15	11.50%(4)	2.00%(5)	(0.85)%(5)	17.87%(5)	(16.72)%(5)	$ 289	3%
--	$ 9.70	(13.00)%	1.15%	(0.10)%	2.10%	(1.05)%	$ 3,106	3%
(0.02)	$ 12.55	29.63%	1.00%	0.20%	-- (9)	-- (9)	$ 10,352	25%
--	$ 14.67	16.91%	0.95%	0.17%	-- (9)	-- (9)	$ 17,805	10%
--	$ 15.37	4.77%(4)	0.95%(5)	0.61%(5)	-- (9)	-- (9)	$ 21,517	5%

--	$ 10.90	9.00%(4)	2.00%(5)	(1.20)%(5)	17.91%(5)	(17.11)%(5)	$ 228	--
--	$ 9.41	(13.67)%	1.21%	(0.44)%	3.38%	(2.61)%	$ 755	20%
--	$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
(0.28)	$ 14.38	18.75%	0.98%	(0.31)%	-- (9)	-- (9)	$ 5,881	18%
--	$ 14.86	3.34%(4)	1.00%(5)	0.39%(5)	1.02%(5)	0.36%(5)	$ 8,003	50%

--	$ 10.45	4.50%(4)	2.00%(5)(6)	(0.21)%(5)	18.20%(5)(6)	(16.41)%(5)	$ 210	--
--	$ 8.87	(15.12)%	1.21%(6)	(0.20)%	3.33%	(2.32)%	$ 930	113%
--	$ 11.03	24.35%	1.00%(6)	1.02%	1.06%	0.96%	$ 4,219	151%
(0.38)	$ 11.89	11.63%	0.98%(6)	0.77%	-- (9)	-- (9)	$ 6,152	81%
--	$ 11.79	(0.84)%(4)	1.00%(5)(6)	(0.21)%(5)	-- (9)	-- (9)	$ 6,160	38%

--	$ 11.97	19.70%(4)	1.00%(5)	(0.19)%(5)	1.19%(5)	(0.38)%(5)	$ 1,319	3%
--	$ 12.69	6.02%(4)	1.00%(5)	(0.29)%(5)	1.22%(5)	(0.51)%(5)	$ 3,767	--

Huntington VA Funds--Income Fund

Financial Highlights
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Asset Value, End of Period	Total Return

Huntington VA Mortgage Securities Fund
2004(2)	$ 10.00	0.18	0.41	0.59	$ 10.59	5.90%(3)
2005(5)	$ 10.59	0.17(6)	(0.07)(7)	0.10	$ 10.69	0.94%(3)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(2) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.

(3) Not annualized.

(4) Computed on annualized basis.

(5) Six months ended June 30, 2005 (unaudited).

(6) Per share net investment income (loss) has been calculated using the average daily shares method.

(7) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

Huntington VA Funds--Income Fund

Financial Highlights
(For a share outstanding throughout each period)

Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
1.00%(4)	3.34%(4)	1.98%(4)	2.36%(4)	$ 1,137	13%

See Notes which are an integral part of the Financial Statements.

Huntington VA Funds

Notes to Financial Statements
June 30, 2005 (Unaudited)

(1) Organization

Huntington VA Funds (the “Trust”), established under the laws of the Commonwealth of Massachusetts on June 30, 1999, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust operates ten separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund)
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares (“Shares”) are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), they are sold only to separate accounts of Hartford Life Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Life Insurance Company, and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value (“NAV”) per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Trustees, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities traded on a national securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, securities are valued at a bid price estimated by the security pricing service. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Foreign equity securities are valued at the last sales price, or if no sales price is given at a bid price estimated by the security pricing service, and are subject to modification based on significant events, as described below. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including foreign debt securities and zero-coupon securities, securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Option contracts are valued at the last quoted bid price as reported on the primary exchange of the board of trade on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, gain/loss, paydowns, capital loss carryforwards and losses deferred due to wash sales.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, VA New Economy Fund and VA Situs Small Cap Fund have been provided for in accordance with each Fund’s applicable country’s tax rules and rates.

As of June 30, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

VA Dividend Capture Fund	$ 37,994,723	$ 1,556,113	$ (576,388)	$ 979,725
VA Growth Fund	17,862,857	1,516,478	(596,373)	920,105
VA Income Equity Fund	30,512,543	4,095,149	(334,369)	3,760,780
VA International Equity Fund	669,321	40,111	(8,535)	31,576
VA Macro 100 Fund	5,084,024	187,106	(119,458)	67,648
VA Mid Corp America Fund	17,929,623	4,805,683	(165,743)	4,639,940
VA New Economy Fund	6,608,660	1,522,507	(70,747)	1,451,760
VA Rotating Markets Fund	5,501,214	650,370	(644)	649,726
VA Situs Small Cap Fund	3,402,719	373,468	(40,097)	333,371
VA Mortgage Securities Fund	1,141,908	14,665	(1,946)	12,719

E. Foreign Exchange Contracts

The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2005, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

F. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

G. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

H. Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

I. Written Options Contracts

Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The following is a summary of the VA Income Equity Fund’s written options activity for the six months ended June 30, 2005:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2004	842	$ 139,558

Options written	2,464	452,688

Options expired	(467)	(45,667)

Options closed	(868)	(128,470)

Options exercised	(54)	(22,067)

Outstanding at 06/30/2005	1,917	$ 396,042

At June 30, 2005, the VA Income Equity Fund had the following outstanding options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Alltel Corp.	Call	October 2005	65	157	18,055	(4,868)
ChevronTexaco Corp.	Call	September 2005	60	18	1,800	1,566
ChevronTexaco Corp.	Call	January 2006	55	134	52,260	(7,104)
ConocoPhillips	Call	November 2005	60	18	5,580	126
ConocoPhillips	Call	January 2006	52.5	138	104,880	(41,610)
Diebold, Inc.	Call	November 2005	55	79	395	6,241
Duke Energy Corp.	Call	October 2005	27.5	81	20,655	(649)
Duke Energy Corp.	Call	October 2005	30	86	8,170	1,040
Duke Energy Corp.	Call	October 2005	30	25	875	1,225
Exelon Corp.	Call	October 2005	50	75	19,500	(3,376)
Fortune Brands, Inc.	Call	September 2005	95	76	5,320	3,192
Intel Corp.	Call	October 2005	27.5	188	15,040	7,895
May Department Stores Co.	Call	September 2005	40	103	11,845	(5,738)
Monsanto Co.	Call	October 2005	70	111	16,095	22,420
Occidental Petroleum Corp.	Call	January 2006	70	109	112,270	(43,610)
Occidental Petroleum Corp.	Call	November 2005	80	16	6,560	2,512
R.R. Donnelley & Sons Co.	Call	December 2005	35	154	17,710	1,077
Royal Dutch Petroleum Co.	Call	October 2005	65	69	19,665	(7,798)
V.F. Corp.	Call	November 2005	65	64	1,600	2,496
Wachovia Corp.	Call	July 2005	50	90	5,400	7,376
Wyeth	Call	October 2005	50	126	2,520	7,434

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (50,153)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets (20% for the VA Growth and the VA Income Equity Funds, and 33 1/3% for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap, and VA Mortgage Securities Funds) on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the VA Dividend Capture, VA International Equity, VA Macro 100, VA Mid Corp America, VA New Economy, VA Rotating Markets, VA Situs Small Cap and VA Mortgage Securities Funds, and at least equal to 102% of the value of the securities on loan for the VA Growth and VA Income Equity Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain a portion of the interest received on investment of collateral. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. For the six months ended June 30, 2005, Boston Global Advisers (“BGA”) served as sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank (“Huntington”), as custodian of each of the Funds except VA International Equity Fund, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. As of June 30, 2005, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*

VA Dividend Capture Fund	$ 805,667	$ 890,750
VA Income Equity Fund	893,860	913,000
VA Mid Corp America Fund	1,049,097	1,072,600
VA New Economy Fund	86,840	89,375

* Includes securities and cash collateral.

K. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

L. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Dividend Capture Fund				VA Growth Fund

	Six Months Ended June 30, 2005		Year Ended December 31, 2004		Six Months Ended June 30, 2005		Year Ended December 31, 2004

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	487,570	$ 6,280,030	1,015,784	$ 12,080,654	208,182	$ 1,824,464	676,069	$ 5,798,121
Distributions reinvested	--	--	28,496	326,850	--	--	113	976
Shares redeemed	(28,040)	(361,262)	(93,054)	(1,118,654)	(65,235)	(570,586)	(97,323)	(832,626)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	459,530	$ 5,918,768	951,226	$ 11,288,850	142,947	$ 1,253,878	578,859	$ 4,966,471

	VA Income Equity Fund				VA International Equity Fund

	Six Months Ended June 30, 2005		Year Ended December 31, 2004		Six Months Ended June 30, 2005		Period Ended December 31, 2004(1)

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	214,187	$ 2,468,547	729,861	$ 7,697,822	37,904	$ 416,435	36,371	$ 364,650
Distributions reinvested	--	--	20,676	213,787	--	--	181	1,991
Shares redeemed	(94,909)	(1,091,790)	(111,572)	(1,206,125)	(2,744)	(30,740)	(154)	(1,587)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	119,278	$ 1,376,757	638,965	$ 6,705,484	35,160	$ 385,695	36,398	$ 365,054

	VA Macro 100 Fund				VA Mid Corp America Fund

	Six Months Ended June 30, 2005		Period Ended December 31, 2004(1)		Six Months Ended June 30, 2005		Year Ended December 31, 2004

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	285,561	$ 3,009,664	214,571	$ 2,220,202	199,167	$ 2,927,678	446,644	$ 5,861,059
Shares redeemed	(3,501)	(36,817)	(5,724)	(59,416)	(12,468)	(183,580)	(57,885)	(761,873)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	282,060	$ 2,972,847	208,847	$ 2,160,786	186,699	$ 2,744,098	388,759	$ 5,099,186

	VA New Economy Fund				VA Rotating Markets Fund

	Six Months Ended June 30, 2005		Year Ended December 31, 2004		Six Months Ended June 30, 2005		Year Ended December 31, 2004

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	147,572	$ 2,125,321	203,698	$ 2,589,250	43,457	$ 509,464	199,189	$ 2,196,063
Distributions reinvested	--	--	6,816	85,068	--	--	16,485	175,562
Shares redeemed	(17,786)	(259,408)	(43,925)	(561,193)	(38,508)	(454,843)	(80,964)	(879,886)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	129,786	$ 1,865,913	166,589	$ 2,113,125	4,949	$ 54,621	134,710	$ 1,491,739

	VA Situs Small Cap Fund				VA Mortgage Securities Fund

	Six Months Ended December 31, 2005		Period Ended December 31, 2004(1)		Six Months Ended December 31, 2005		Period Ended December 31, 2004(1)

	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	190,305	$ 2,264,541	112,095	$ 1,233,845	69,414	$ 733,052	38,688	$ 392,731
Shares redeemed	(3,656)	(43,139)	(1,907)	(20,272)	(1,474)	(15,498)	(231)	(2,382)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	186,649	$ 2,221,402	110,188	$ 1,213,573	67,940	$ 717,554	38,457	$ 390,349

(1) Reflects operations for the period from May 3, 2004 (date of initial public investment) to December 31, 2004.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds’ investment adviser (the “Advisor”). The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund’s average daily net assets through April 30, 2006. Huntington and the Advisor may also pay out their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment advisor (the “Sub-advisor”) of the VA Macro 100 Fund (the “Fund”). The Advisor pays the Sub-advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Effective November 1, 2004, Huntington became the Administrator to the Trust, and Federated Services Company (“FServ”) became the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. Prior to November 1, 2004, FServ was the Administrator and Huntington served as Sub-Administrator to the Trust. Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period. FServ and Edgewood Services, Inc., the Trust’s distributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. (“Unified”) is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Funds’ custodian except for the VA International Equity Fund. State Street Bank and Trust Company (“State Street”) serves as custodian for the VA International Equity Fund. Huntington and State Street receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses. Huntington receives an administrative fee from the lending agent for the transaction activity associated with the securities lending program.

Compliance Services--The Trust has contracted with BISYS to provide certain compliance services on behalf of the Trust. Subject to the direction and control of the Trustees, BISYS has developed and assisted in implementing a compliance program on behalf of the Trust and provides the Chief Compliance Officer to the Trust.

General--Certain Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) VA Rotating Markets Fund Structure

The VA Rotating Markets Fund (“Fund”), in accordance with its prospectus, may seek to achieve its investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2005 were as follows:

Fund	Purchases	Sales

VA Dividend Capture Fund	$ 24,034,157	$ 17,987,349
VA Growth Fund	1,473,269	1,771,437
VA Income Equity Fund	12,962,757	10,622,271
VA International Equity Fund	366,620	17,764
VA Macro 100 Fund	2,781,895	5,705
VA Mid Corp America Fund	3,623,746	840,396
VA New Economy Fund	5,727,816	2,989,237
VA Rotating Markets Fund	2,254,502	2,518,877
VA Situs Small Cap Fund	2,002,329	--
VA Mortgage Securities Fund	72,969	10,828

(7) Changes in Independent Auditors

On March 2, 2004, the Board of Trustees of the Trust, upon the recommendation of the Trust’s audit committee, decided to engage Ernst & Young LLP as independent auditors for the Funds’ fiscal year ending December 31, 2004. For the prior fiscal years ended December 31, 2002 and 2003, KPMG LLP (“KPMG”) audited the Funds’ financial statements. KPMG’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Trust and KPMG on accounting principles or practices, financial statements disclosure or audit scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreement in its report.

Huntington VA Funds

Supplemental Information (Unaudited)
Shareholder Expense Example

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2005 to June 30, 2005.

Actual Expenses. The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios, and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value, January 1, 2005	Ending Account Value, June 30, 2005	Expenses Paid During Period(2)	Annualized Expense Ratio

VA Dividend Capture Fund
Actual	$ 1,000.00	$ 1,013.90	$ 4.64	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA Growth Fund
Actual	$ 1,000.00	$ 978.80	$ 4.61	0.94%
Hypothetical(1)	$ 1,000.00	$ 1,020.34	$ 4.72	0.94%
VA Income Equity Fund
Actual	$ 1,000.00	$ 1,006.90	$ 4.63	0.93%
Hypothetical(1)	$ 1,000.00	$ 1,020.39	$ 4.67	0.93%
VA International Equity Fund
Actual	$ 1,000.00	$ 993.70	$ 4.94	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 956.00	$ 4.85	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 1,047.70	$ 4.82	0.95%
Hypothetical(1)	$ 1,000.00	$ 1,020.29	$ 4.77	0.95%
VA New Economy Fund
Actual	$ 1,000.00	$ 1,033.40	$ 5.04	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 991.60	$ 4.94	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Situs Small Cap Fund
Actual	$ 1,000.00	$ 1,060.20	$ 5.11	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,009.40	$ 4.98	1.00%
Hypothetical(1)	$ 1,000.00	$ 1,020.04	$ 5.02	1.00%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect contractual reimbursement of expenses by the Funds’ Advisor to limit the Funds’ total operating expenses to not more than 1.00% of the Funds’ average daily net assets, for the period beginning May 1, 2005 through April 30, 2006. The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the
SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting "Form N-Q."

[Logo of Huntington VA Funds]

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of the Huntington VA Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds.

Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Sub-Administrator and Distributor of the Huntington VA Funds, respectively, are not affiliated with The Huntington National Bank.

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446771867
Cusip 446771883

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.      Audit Committee of Listed Registrants.

Not applicable.

Item 6.      Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting  Policies and Procedures  for  Closed-End  Management
Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End  Management  Investment  Company and
Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)   The registrant's  Principal  Executive Officer and Principal Financial Officer have
concluded that the registrant's disclosure      controls  and  procedures  (as defined in
Rule 30a-3(c)  under the Act) are  effective in design and  operation and are  sufficient
to    form the basis of the  certifications  required by Rule 30a-2 under the Act,  based
on their evaluation of these disclosure   controls and  procedures  within 90 days of the
filing date of this report on Form N-CSR.

(b)   There  were  no  changes  in  the  registrant's  internal  control  over  financial
reporting (as defined in Rule 30a-3(d) under the Act)       that   occurred   during  the
second  fiscal  quarter  of the  period  covered  by this  report  that  have  materially
affected or are   reasonably  likely to  materially  affect,  the  registrant's  internal control over financial reporting.

Item 12. Exhibits.

      (a)(1)  Not applicable.

      (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  Act  are  attached hereto.

      (a)(3) Not applicable.

      (b)  Certifications   pursuant  to  Rule  30a-2(b)  under  the  Act  are  furnished herewith.

                                       SIGNATURES

      Pursuant  to the  requirements  of the  Securities  Exchange  Act of  1934  and the
Investment Company Act of 1940, the registrant
has duly  caused  this  report to be signed on its behalf by the  undersigned,  thereunto duly authorized.

Registrant  Huntington VA Funds

By               /s/Charles L. Davis, Jr.
                 ----------------------------------------------------------------------
                 Charles L. Davis, Jr., Chief Executive Officer and Principal Executive
                 Officer

Date             September 7, 2005
                 ____________________________________

      Pursuant  to the  requirements  of the  Securities  Exchange  Act of  1934  and the
Investment  Company  Act of 1940,  this  report has been  signed  below by the  following persons on behalf of the registrant and in the capacities and on the dates indicated.

By               /s/Charles L. Davis, Jr.
                 ----------------------------------------------------------------------
                 Charles L. Davis, Jr., Chief Executive Officer and Principal Executive
                 Officer

Date             September 7, 2005
                 ____________________________________

By               /s/Christopher E. Sabato
                 ------------------------------------------------------------------------
                 Christopher E. Sabato, Treasurer and Principal Financial Officer

Date             September 6, 2005
                 ____________________________________